UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number  811-21774
                                                     -----------

                        First Trust Exchange-Traded Fund
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
             ------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code:   630-241-4141
                                                           ----------------

                   Date of fiscal year end:  December 31, 2006
                                            -------------------

                     Date of reporting period:  June 30, 2006
                                               ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:



[LOGO OMITTED]  FIRST TRUST
                ADVISORS L.P.

--------------------------------
FIRST TRUST EXCHANGE-TRADED FUND
--------------------------------

First Trust Dow Jones Select MicroCap Index(SM) Fund

First Trust Morningstar(R) Dividend Leaders(SM) Index Fund

First Trust IPOX-100 Index Fund

First Trust NASDAQ-100 Equal Weighted Index(SM) Fund

First Trust NASDAQ-100-Technology Sector Index(SM) Fund

First Trust Amex(R) Biotechnology Index Fund

First Trust Dow Jones Internet Index(SM) Fund

                                                             -------------------
                                                             Semi-Annual Report
                                                                  June 30, 2006
                                                             -------------------

Front Cover

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TABLE OF CONTENTS
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                        FIRST TRUST EXCHANGE-TRADED FUND
                                  JUNE 30, 2006

Shareholder Letter........................................................   1
Market Overview...........................................................   2
Fund Performance Overview
     First Trust Dow Jones Select MicroCap Index(SM) Fund.................   3
     First Trust Morningstar(R) Dividend Leaders(SM) Index Fund...........   4
     First Trust IPOX-100 Index Fund......................................   5
     First Trust NASDAQ-100 Equal Weighted Index(SM) Fund ................   6
     First Trust NASDAQ-100-Technology Sector Index(SM) Fund .............   7
     First Trust Amex(R) Biotechnology Index Fund ........................   8
     First Trust Dow Jones Internet Index(SM) Fund .......................   9
Understanding Your Fund Expenses..........................................  10
Portfolio of Investments
     First Trust Dow Jones Select MicroCap Index(SM) Fund.................  12
     First Trust Morningstar(R) Dividend Leaders(SM) Index Fund...........  17
     First Trust IPOX-100 Index Fund......................................  19
     First Trust NASDAQ-100 Equal Weighted Index(SM) Fund ................  21
     First Trust NASDAQ-100-Technology Sector Index(SM) Fund .............  23
     First Trust Amex(R) Biotechnology Index Fund ........................  24
     First Trust Dow Jones Internet Index(SM) Fund .......................  25
Statements of Assets and Liabilities......................................  26
Statements of Operations..................................................  28
Statements of Changes in Net Assets.......................................  30
Financial Highlights......................................................  32
Notes to Financial Statements.............................................  36
Additional Information ...................................................  40
     Proxy Voting Policies and Procedures
     Portfolio Holdings
     Advisory Agreement


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS
This Semi-Annual Report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor") and its respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the First Trust Exchange-Traded Fund's (the "Trust") actual results, performance or achievements to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this Semi-Annual Report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof. ~~

                            HOW TO READ THIS REPORT
This report contains information that can help you evaluate your investment. It includes details about the portfolios and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the letter from the President of the Trust, James A. Bowen, together with the market overview by Robert F. Carey, Chief Investment Officer of First Trust Advisors L.P., the Trust's investment advisor, you can obtain an understanding of how the market environment affected its performance. The statistical information that follows can help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen, Mr. Carey and personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in each Fund are spelled out in its prospectus.

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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2006

Dear Shareholders:

It has been a busy year for us and I am happy to report that we have added seven funds to the First Trust Exchange-Traded Fund (the "Trust") so far this year. This report contains a market overview, fund performance overviews, listings of investments and other financial statements for the reporting period ended June 30, 2006, for each fund included in the Trust. Domestic and global equity markets were generally strong at the beginning of this reporting period, but became considerably more volatile beginning in May and through the end of June. Inflation concerns continue to weigh on investors' minds and were a factor contributing to the volatility. History has shown that stocks are prone to sudden declines in value. Sometimes stocks recover their value quickly, while other times the decline lasts for quite a while. Because it is virtually impossible to predict market declines with certainty, we believe a better way to prosper is to put a well-considered, long-term strategy into place and the patient long-term investor will be rewarded over time.

This year has been an exciting time for us and I am pleased with the progress that we have made. I am confident that the Trust will grow its market share and the months ahead will bring even greater success. We appreciate the opportunity to assist you in achieving your financial goals.

Sincerely,


/s/ James A. Bowen

James A. Bowen
President of the First Trust Exchange-Traded Fund
August 11, 2006

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MARKET OVERVIEW
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                        FIRST TRUST EXCHANGE-TRADED FUND
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2006

[PHOTO
 OMITTED]      ROBERT F. CAREY, CFA
               SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER
               FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 20 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (CFA) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV and CNBC and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

MARKET OVERVIEW

Overall, stock markets performed in line or above long-term averages with particular strength in small and mid-cap stocks. The companies in the S&P 500 (large-cap), S&P 400 (mid-cap), and S&P 600 (small-cap) indexes increased, including dividends, with returns of 2.71%, 4.24% and 7.69%, respectively, for the six-month period ended June 30, 2006. After lagging behind large-cap stocks in the 1990s, small- and mid-cap stocks have substantially outperformed their large-cap counterparts so far this decade.

In our opinion, equity market conditions remained favorable throughout most of the period, with particular strength through early May 2006, as economic conditions improved from the lower expectations brought about by severe weather conditions in the Gulf Region. Gross Domestic Product in the second quarter of 2006 is forecast to have moderated somewhat, to 3.0%, according to economists surveyed by Bloomberg after expanding at a strong 5.6% rate in the first quarter. However, starting in early May 2006, stock markets began to experience meaningful weakness, particularly among the shares of those companies that had experienced the greatest increase in price leading up to that point. May 2006 saw the S&P small and mid-cap stock indexes decline by approximately 4.5%, considerably higher than the 2.5% decline for the S&P 500 large-cap index.

The Federal Open Market Committee raised interest rates steadily during the period, from 4.25% to 5.25%, due to increased inflation expectations. Inflation, as measured by the Consumer Price Index-Headline rate, increased from 3.4% (Dec '05) to 4.3% (June '06). Most of the increase in interest rates was likely due to the strong recovery in capacity utilization and sharply higher commodity prices as evidenced by the price of gold.

Typically, higher interest rates put pressure on equity valuations and so the positive performance of equities, in the semi-annual period ended June 30, 2006 is notable and can most likely be explained by strong earnings performance. The percentage of companies in the S&P 500-Index surpassing consensus earnings estimates has exceeded 60% in the first and second quarters of the year. As of this writing, 109 of the 165 S&P 500 companies to report second quarter 2006 earnings thus far have surpassed estimates according to Bloomberg/Thomson Financial.

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FUND PERFORMANCE OVERVIEW
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FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

The First Trust Dow Jones Select MicroCap Index(SM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called The Dow Jones Select MicroCap Index(SM) (the "Index"). The Index measures the performance of selected U.S. micro-capitalization companies chosen from all common stocks traded on the New York Stock Exchange ("NYSE"), the American Stock Exchange, Inc. ("AMEX") and The NASDAQ Stock Market, Inc. ("NASDAQ(R)") that are comparatively liquid and have strong fundamentals relative to the micro-capitalization segment as a whole. In seeking to achieve the Fund's objective, the Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

 PERFORMANCE AS OF JUNE 30, 2006

                         Cumulative Total Returns
      --------------------------------------------------------------------
       Six Months Ended 06/30/06                 Inception to 06/30/06
      --------------------------------------------------------------------
       NAV      Market      Index            NAV       Market       Index
      5.73%      5.73%      6.12%           9.69%       9.53%      10.33%

Industrials and financials, two of the largest sector weightings in the portfolio, were the two biggest contributors to the portfolio return as both produced solid returns. Information technology held back portfolio performance as the portfolio's holdings in that sector posted a slightly negative return for the period. The top performing stocks, by contribution to return, were General Cable Corp., Daktronics, Inc., Christopher & Banks Corp., Gymboree Corp., and Andersons, Inc. The worst performing stocks, by percentage loss, were Blue Coat Systems, Inc., PortalPlayer, Inc., Jos. A. Bank Clothiers, Inc., Secure Computing Corp., and Dot Hill Systems Corp.

     Total returns for the periods since inception are calculated from the inception date of the Fund (09/27/05). "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

     The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the AMEX, the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (09/30/05), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

     An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns included in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.


PORTFOLIO SECTOR ALLOCATION as of June 30, 2006

SECTOR                          % OF NET ASSETS
-----------------------------------------------
Industrials                               21.39%
Information Technology                    19.08
Financials                                18.45
Consumer Discretionary                    16.14
Health Care                               10.24
Materials                                  5.00
Energy                                     4.06
Consumer Staples                           3.30
Utilities                                  1.22
Telecommunication Services                 1.02
Net Other Assets & Liabilities             0.10
                                         ------
TOTAL                                    100.00%
                                         ======


TOP TEN PORTFOLIO HOLDINGS as of June 30, 2006

SECURITY                        % OF NET ASSETS
-----------------------------------------------
General Cable Corp.                        1.47%
Gymboree Corp.                             0.96
Christopher & Banks Corp.                  0.88
Mobile Mini, Inc.                          0.86
Blackbaud, Inc                             0.82
Giant Industries, Inc.                     0.81
Daktronics, Inc.                           0.80
Rofin-Sinar Technologies, Inc.             0.73
Arch Chemicals, Inc.                       0.72
DJ Orthopedics, Inc.                       0.70
                                          -----
TOTAL                                      8.75%
                                          =====

---------------
Dow Jones and Dow Jones Select MicroCap Index are trademarks of Dow Jones & Company, Inc. and have been licensed for use. The First Trust Dow Jones Select MicroCap Index(SM) Fund, based on the Dow Jones Select MicroCap Index, is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of trading in the Fund.

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--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
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FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND

The First Trust Morningstar(R) Dividend Leaders(SM) Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Morningstar(R) Dividend Leaders(SM) Index (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The inception date of the Index was June 30, 1997. The objective of the Index is to offer investors a benchmark for dividend portfolios as well as a means to invest in a portfolio of stocks that have a consistent record of growing dividends as well as the ability to sustain them. The Index consists of the top 100 stocks of the securities listed on one of the three major exchanges (the New York Stock Exchange ("NYSE"), the American Stock Exchange, Inc. ("AMEX") or The NASDAQ Stock Market, Inc. ("NASDAQ(R)") that have been selected through the application of Morningstar Inc.'s proprietary multi-step screening process.

                         PERFORMANCE AS OF JUNE 30, 2006

                             Cumulative Total Returns
                    -----------------------------------------
                               Inception to 06/30/06
                    -----------------------------------------
                     NAV            Market             Index
                    4.27%            4.50%             4.37%

Financials, the largest sector weighting in the portfolio, were the biggest contributor to portfolio performance as the portfolio's holdings performed in-line with the overall portfolio. Health care was the second biggest contributor to portfolio performance, as Bristol-Myers Company and Merck & Co., Inc. were both among the top four contributors to the portfolio return. Minimal weightings in the materials and energy sectors prevented them from adding significantly to the portfolio return despite strong performance from the portfolio's holdings in those sectors.

The five best performers, by contribution to return, were Bank of America Corp., Bristol-Myers Company, Citigroup, Inc., Merck & Co., Inc., and Washington Mutual, Inc. The five worst performers, by contribution to return, were JPMorgan Chase & Co., Sara Lee Corp., Southern Co., Deluxe Corp., and Comerica, Inc.

    Total returns for the period since inception are calculated from the inception date of the Fund (03/09/06). "Cumulative total returns" represent the total change in value of an investment over the period indicated.

    The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the AMEX, the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (03/15/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

    An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns included in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

PORTFOLIO SECTOR ALLOCATION as of June 30, 2006

SECTOR                          % OF NET ASSETS
-----------------------------------------------
Financials                                38.40%
Health Care                               16.02
Telecommunication Services                14.71
Utilities                                 13.87
Consumer Staples                          11.27
Materials                                  4.65
Energy                                     0.57
Consumer Discretionary                     0.23
Industrials                                0.09
Net Other Assets & Liabilities             0.19
                                         ------
TOTAL                                    100.00%
                                         ======


TOP TEN PORTFOLIO HOLDINGS as of June 30, 2006

SECURITY                        % OF NET ASSETS
-----------------------------------------------
Citigroup, Inc.                            9.80%
Bank of America Corp.                      9.70
Altria Group, Inc.                         8.09
Pfizer, Inc.                               8.08
AT&T, Inc.                                 6.90
Verizon Communications, Inc.               4.79
Merck & Co., Inc.                          4.71
Wachovia Corp.                             4.29
US Bancorp                                 3.35
Bristol-Myers Squibb Co.                   3.23
                                          -----
TOTAL                                     62.94%
                                          =====

---------------------------------
Morningstar is a service mark of Morningstar, Inc. and has been licensed for use. The First Trust Morningstar(R) Dividend Leaders(SM) Index Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc, nor does this company make any representation regarding the advisability of investing in the Fund.

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FUND PERFORMANCE OVERVIEW (CONTINUED)
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FIRST TRUST IPOX-100 INDEX FUND

The First Trust IPOX-100 Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the IPOX-100 U.S. Index (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is a modified value-weighted price index measuring the performance of the top 100 companies ranked quarterly by market capitalization in the IPOX Composite U.S. Index. The Index utilizes a 10% capping on all constituents and includes the 100 largest, typically best performing and most liquid initial public offerings ("IPOs") in the IPOX Composite U.S. Index. The IPOX Composite U.S. Index is a rules-based value-weighted index measuring the average performance of U.S. IPOs during their first 1,000 trading days. Index constituents are selected based on quantitative initial screens and range from large, mature companies and fast growing IPOs to IPOs underperforming the market. The IPOX Composite U.S. Index is reconstituted regularly with IPOs being added to the Index at their seventh trading day upon "going public" and automatically exiting after 1,000 trading days or four years thereafter. The inception date of the Index and the IPOX Composite U.S. Index was January 3, 1989.

                          PERFORMANCE AS OF JUNE 30, 2006

                              Cumulative Total Returns
                  ---------------------------------------------
                                Inception to 06/30/06
                  ---------------------------------------------
                      NAV            Market             Index
                    -2.80%           -3.10%            -2.55%

The portfolio's health care, consumer staples and utilities holdings were the best performers, but their small weightings in the portfolio muted their overall impact on the portfolio return. Information technology and consumer discretionary, the second and third largest sector weightings in the portfolio respectively, were the biggest detractors from portfolio performance as they were the two worst performing sectors in the portfolio over the period.

The five best performing stocks, by contribution to return, were Google, Inc., Warner Music Group Corp., First Marblehead Corp., Brookdale Senior Living, Inc., and Genworth Financial, Inc. The five worst performing stocks, by contribution to return, were Viacom, Inc., Seagate Technology, Inc., Clear Channel Outdoor Holdings, Inc., Hewitt Associates, Inc. and NYSE Group, Inc.

    Total returns for the period since inception are calculated from the inception date of the Fund (04/12/06). "Cumulative total returns" represent the total change in value of an investment over the period indicated.

    The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the American Stock Exchange, Inc., the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (04/13/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

    An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns included in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.


PORTFOLIO SECTOR ALLOCATION as of June 30, 2006

SECTOR                          % OF NET ASSETS
-----------------------------------------------
Financials                                29.90%
Information Technology                    25.03
Consumer Discretionary                    21.87
Energy                                     7.12
Health Care                                4.17
Industrials                                3.96
Materials                                  3.85
Telecommunication Services                 2.83
Consumer Staples                           0.80
Utilities                                  0.39
Net Other Assets & Liabilities             0.08
                                         ------
TOTAL                                    100.00%
                                         ======


TOP TEN PORTFOLIO HOLDINGS as of June 30, 2006

SECURITY                              % OF NET ASSETS
-----------------------------------------------------
Google, Inc., Class A                           10.18%
Viacom, Inc., Class B                            7.51
Chicago Mercantile Exchange Holdings, Inc.       4.95
Genworth Financial, Inc.                         4.62
Seagate Technology                               3.84
Freescale Semiconductor, Inc., Class A           3.45
Ameriprise Financial, Inc.                       3.17
NYSE Group, Inc.                                 3.10
Wynn Resorts Ltd.                                2.14
Clear Channel Outdoor Holdings, Inc., Class A    2.13
                                               ------
TOTAL                                           45.09%
                                               ======

------------------------
IPOX is a registered/pending trademark of IPOX Schuster LLC. IPOX IPO Indexes and Derivatives (patent pending).

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FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

The investment objective of the First Trust NASDAQ-100 Equal Weighted Index(SM) Fund (the "Fund") is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Equal Weighted Index(SM) (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is the equal-weighted version of the NASDAQ-100 Index(R) which includes 100 of the largest non-financial securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ(R)") based on market capitalization. The Index contains the same securities as the NASDAQ-100 Index(R) but each of the securities is initially set at a weight of 1.00% of the Index and is rebalanced quarterly. The inception date of the Index was June 20, 2005.

                    PERFORMANCE AS OF JUNE 30, 2006

                        Cumulative Total Returns
            ---------------------------------------------
                          Inception to 06/30/06
            ---------------------------------------------
                NAV            Market             Index
              -7.80%           -7.75%            -7.70%

Information technology, which is almost 50% of the portfolio, had the biggest effect on portfolio performance as the portfolio's holdings in that sector were down approximately 11% over the period. Consumer discretionary and health care, which account for another 36% of the portfolio, also posted negative returns over the period although they performed slightly better than the portfolio as a whole.

The five best performing stocks, by contribution to return, were Expeditors International of Washington, Inc., Celgene Corp., Garmin Ltd., Sepracor, Inc., and Comcast Corp. The five worst performers, by contribution to return, were XM Satellite Radio Holdings, Inc., Broadcom Corp., Joy Global, Inc., JDS Uniphase Corp., and NVIDIA Corp.

    Total returns for the period since inception are calculated from the inception date of the Fund (04/19/06). "Cumulative total returns" represent the total change in value of an investment over the period indicated.

    The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the NASDAQ(R), the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (04/25/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

    An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns included in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.


PORTFOLIO SECTOR ALLOCATION as of June 30, 2006

SECTOR                          % OF NET ASSETS
-----------------------------------------------
Information Technology                    49.19%
Consumer Discretionary                    21.25
Health Care                               15.08
Industrials                                8.27
Telecommunication Services                 2.09
Consumer Staples                           2.07
Materials                                  1.04
Energy                                     0.95
Net Other Assets & Liabilities             0.06
                                         ------
TOTAL                                    100.00%
                                         ======


TOP TEN PORTFOLIO HOLDINGS as of June 30, 2006

SECURITY                              % OF NET ASSETS
-----------------------------------------------------
CH Robinson Worldwide, Inc                       1.22%
Akamai Technologies, Inc.                        1.18
Amazon.com, Inc.                                 1.15
Garmin Ltd.                                      1.13
Sepracor, Inc.                                   1.13
Celgene Corp.                                    1.13
Expeditors International Washington, Inc.        1.12
Network Appliance, Inc.                          1.12
Sirius Satellite Radio, Inc.                     1.12
Intuit, Inc.                                     1.10
                                                -----
TOTAL                                           11.40%
                                                =====

----------------------
NASDAQ, NASDAQ-100, NASDAQ-100 Index(R), and NASDAQ-100 Technology Sector Index(SM) are trademarks of the NASDAQ Stock Market, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust Advisors L.P. The Funds have not been passed on by the Corporations as to its legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND

The First Trust NASDAQ-100-Technology Sector Index(SM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Technology Sector Index(SM) (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is an equal-weighted index based on the securities of the NASDAQ-100 Index(R) that are classified as "technology" according to the Industry Classification Benchmark classification system. The NASDAQ-100 Index(R) includes 100 of the largest non-financial companies listed on The NASDAQ Stock Market, Inc. ("NASDAQ(R)") based on market capitalization.

                       PERFORMANCE AS OF JUNE 30, 2006

                           Cumulative Total Returns
               ----------------------------------------------
                             Inception to 06/30/06
               ----------------------------------------------
                   NAV            Market             Index
                 -11.75%          -11.65%           -11.65%

The five best performing stocks, by contribution to return, were Akamai Technologies, Inc., Intuit, Inc., Cognizant Technology Solutions Corp., Google, Inc., and Oracle Corp. The five worst performers, by contribution to return, were Broadcom Corp., JDS Uniphase Corp., NVIDIA Corp., Marvell Technology Group Ltd., and QUALCOMM, Inc.

    Total returns for the period since inception are calculated from the inception date of the Fund (04/19/06). "Cumulative total returns" represent the total change in value of an investment over the period indicated.

    The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the NASDAQ(R), the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (04/25/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

    An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns included in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.


PORTFOLIO SECTOR ALLOCATION as of June 30, 2006

SECTOR                          % OF NET ASSETS
-----------------------------------------------
Information Technology                    97.55%
Industrials                                2.39
Net Other Assets & Liabilities             0.06
                                         ------
TOTAL                                    100.00%
                                         ======


TOP TEN PORTFOLIO HOLDINGS as of June 30, 2006

SECURITY                              % OF NET ASSETS
-----------------------------------------------------
Akamai Technologies, Inc.                        2.79%
Network Appliance, Inc.                          2.65
Intuit, Inc.                                     2.60
Citrix Systems, Inc.                             2.59
Cognizant Technology Solutions Corp., Class A    2.54
Research In Motion Ltd.                          2.53
Google, Inc., Class A                            2.52
Yahoo!, Inc.                                     2.52
Intel Corp.                                      2.50
Microsoft Corp.                                  2.47
                                                -----
TOTAL                                           25.71%
                                                =====

-----------------------
NASDAQ, NASDAQ-100, NASDAQ-100 Index(R), and NASDAQ-100 Technology Sector Index(SM) are trademarks of the NASDAQ Stock Market, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust Advisors L.P. The Funds have not been passed on by the Corporations as to its legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST AMEX(R) BIOTECHNOLOGY INDEX FUND

The investment objective of the First Trust Amex(R) Biotechnology Index Fund (the "Fund") is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Amex(R) Biotechnology Index(SM) (the "Index"). The Index is an equal dollar weighted index designed to measure the performance of a cross section of companies in the biotechnology industry that are primarily involved in the use of biological processes to develop products or provide services. Such processes include, but are not limited to, recombinant DNA technology, molecular biology, genetic engineering, monoclonal antibody-based technology, lipid/liposome technology, and genomics. This Index is rebalanced quarterly based on closing prices on the third Friday in January, April, July and October to ensure that each component stock continues to represent approximately equal weight in the Index.

                            PERFORMANCE AS OF JUNE 30, 2006

                                Cumulative Total Returns
                     ---------------------------------------------
                                 Inception to 06/30/06
                     ---------------------------------------------
                        NAV            Market             Index
                       3.95%            4.05%             4.00%

The three best performing stocks, by contribution to return, were Celera Genomics Corp., Vertex Pharmaceuticals, Inc., and Celgene Corp. The three worst performing stocks, by contribution to return, were ImClone Systems, Inc., MedImmune, Inc., and Affymetrix, Inc.

    Total returns for the period since inception are calculated from the inception date of the Fund (06/19/06). "Cumulative total returns" represent the total change in value of an investment over the period indicated.

    The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the American Stock Exchange, Inc., the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (06/23/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

    An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns included in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.


PORTFOLIO SECTOR ALLOCATION as of June 30, 2006

SECTOR                          % OF NET ASSETS
-----------------------------------------------
Health Care                               96.94%
Net Other Assets & Liabilities             3.06
                                         ------
TOTAL                                    100.00%
                                         ======


TOP TEN PORTFOLIO HOLDINGS as of June 30, 2006

SECURITY                              % OF NET ASSETS
-----------------------------------------------------
Celgene Corp.                                    6.42%
Applera Corp. - Celera Genomics Group            5.73
ImClone Systems, Inc.                            5.66
Millennium Pharmaceuticals, Inc.                 5.48
Biogen Idec, Inc.                                5.36
Invitrogen Corp.                                 5.36
Vertex Pharmaceuticals, Inc.                     4.79
Human Genome Sciences, Inc.                      4.76
InterMune, Inc.                                  4.72
ICOS Corp.                                       4.70
                                               ------
TOTAL                                           52.98%
                                               ======

-----------------------------
The Amex(R) Biotechnology Index(SM) is a trademark of the American Stock Exchange LLC and is licensed for use by First Trust Advisors L.P. The Fund is not sponsored or endorsed by the American Stock Exchange LLC. American Stock Exchange LLC makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. American Stock Exchange LLC has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. American Stock Exchange LLC is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND

The investment objective of the First Trust Dow Jones Internet Index(SM) Fund (the "Fund") is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Internet Composite Index(SM) (the "Index"). The Index represents companies that generate the majority of their revenues via the Internet. The Index was designed and is maintained according to a set of rules that were devised with the goal of providing clear and accurate views of the growing Internet market segment. The Index aims to consistently represent 80% of the float-adjusted Internet equity universe. The Index contains two sub-indexes, the Dow Jones Internet Commerce Index and the Dow Jones Internet Services Index. For its stock to be eligible for the "universe," a company must generate at least 50% of annual sales/revenues from the Internet, and be currently included in the Dow Jones U.S. Index.

                         PERFORMANCE AS OF JUNE 30, 2006

                             Cumulative Total Returns
                 -----------------------------------------------
                               Inception to 06/30/06
                 -----------------------------------------------
                     NAV            Market             Index
                    6.05%            6.00%             6.05%

Health care was the best performing sector and produced a solid return. Information technology, the largest sector weighting in the portfolio, was the largest contributor to the portfolio return.

The three best performing stocks, by contribution to return, were Amazon.com, Inc., Yahoo!, Inc., and Akamai Technologies, Inc. The three worst performers, by contribution to return, were eBay, Inc., Check Point Software Technologies, Inc., and TD Ameritrade Holding Corp.

    Total returns for the period since inception are calculated from the inception date of the Fund (06/19/06). "Cumulative total returns" represent the total change in value of an investment over the period indicated.

    The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the American Stock Exchange, Inc., the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (06/23/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

    An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns included in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.


PORTFOLIO SECTOR ALLOCATION as of June 30, 2006

SECTOR                          % OF NET ASSETS
-----------------------------------------------
Information Technology                    65.67%
Consumer Discretionary                    14.32
Financials                                11.07
Health Care                                4.42
Industrials                                4.07
Net Other Assets & Liabilities             0.45
                                         ------
TOTAL                                    100.00%
                                         ======


TOP TEN PORTFOLIO HOLDINGS as of June 30, 2006

SECURITY                              % OF NET ASSETS
-----------------------------------------------------
Yahoo!, Inc.                                     9.14%
Google, Inc., Class A                            8.94
Amazon.com, Inc.                                 8.74
eBay, Inc.                                       7.84
E*TRADE Financial Corp.                          7.19
VeriSign, Inc.                                   4.71
Akamai Technologies, Inc.                        4.63
IAC/InterActiveCorp                              4.63
BEA Systems, Inc.                                4.23
CheckFree Corp.                                  4.10
                                                -----
TOTAL                                           64.15%
                                                =====

----------------------
Composite Dow Jones and Dow Jones Internet Index(SM) are trademarks of Dow Jones & Company, Inc. and have been licensed for use. The Fund, based on the Dow Jones Internet Composite Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of trading in the Fund.

FIRST TRUST EXCHANGE-TRADED FUND
UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2006 (UNAUDITED)

As a shareholder of First Trust Dow Jones Select MicroCap Index(SM) Fund, First Trust Morningstar(R) Dividend Leaders(SM) Index Fund, First Trust IPOX-100 Index Fund, First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, First Trust NASDAQ-100-Technology Sector Index(SM) Fund, First Trust Amex(R) Biotechnology Index Fund or First Trust Dow Jones Internet Index(SM) Fund (the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these cost with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month (or shorter) period ended June 30, 2006.

ACTUAL EXPENSES

The first line in the following tables provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of Fund shares. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       ANNUALIZED
                                                                                      EXPENSE RATIO
                                                 BEGINNING             ENDING         BASED ON THE        EXPENSES PAID
                                              ACCOUNT VALUE         ACCOUNT VALUE      SIX-MONTH            DURING THE
                                              JANUARY 1, 2006       JUNE 30, 2006        PERIOD          SIX-MONTH PERIOD
------------------------------------------------------------------------------------------------------------------------------------

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

Actual                                            $1,000              $1,057.30           0.60%                $3.06 (a)
Hypothetical (5% return before expenses)**        $1,000              $1,021.82           0.60%                $3.01


------------------------------------------------------------------------------------------------------------------------------------
                                                                                       ANNUALIZED
                                                                                      EXPENSE RATIO        EXPENSES PAID
                                                 BEGINNING             ENDING         BASED ON THE         DURING PERIOD
                                              ACCOUNT VALUE         ACCOUNT VALUE    NUMBER OF DAYS       MARCH 9, 2006*
                                              MARCH 9, 2006*        JUNE 30, 2006     IN THE PERIOD      TO JUNE 30, 2006
------------------------------------------------------------------------------------------------------------------------------------

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND

Actual                                            $1,000              $1,042.70           0.45%                $1.44 (b)
Hypothetical (5% return before expenses)**        $1,000              $1,022.56           0.45%                $2.26



Page 10




FIRST TRUST EXCHANGE-TRADED FUND
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)

JUNE 30, 2006 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                       ANNUALIZED
                                                                                      EXPENSE RATIO        EXPENSES PAID
                                                 BEGINNING             ENDING         BASED ON THE         DURING PERIOD
                                              ACCOUNT VALUE         ACCOUNT VALUE    NUMBER OF DAYS       APRIL 12, 2006*
                                              APRIL 12, 2006*       JUNE 30, 2006     IN THE PERIOD      TO JUNE 30, 2006
------------------------------------------------------------------------------------------------------------------------------------

FIRST TRUST IPOX-100 INDEX FUND

Actual                                            $1,000               $972.00            0.60%                $1.29 (c)
Hypothetical (5% return before expenses)**        $1,000             $1,021.82            0.60%                $3.01


------------------------------------------------------------------------------------------------------------------------------------
                                                                                       ANNUALIZED
                                                                                      EXPENSE RATIO        EXPENSES PAID
                                                 BEGINNING             ENDING         BASED ON THE         DURING PERIOD
                                              ACCOUNT VALUE         ACCOUNT VALUE    NUMBER OF DAYS       APRIL 19, 2006*
                                              APRIL 19, 2006*       JUNE 30, 2006     IN THE PERIOD      TO JUNE 30, 2006
------------------------------------------------------------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

Actual                                            $1,000               $922.00            0.60%                $1.15 (d)
Hypothetical (5% return before expenses)**        $1,000             $1,021.82            0.60%                $3.01


FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND

Actual                                            $1,000               $882.50            0.60%                $1.13 (d)
Hypothetical (5% return before expenses)**        $1,000             $1,021.82            0.60%                $3.01


------------------------------------------------------------------------------------------------------------------------------------
                                                                                       ANNUALIZED
                                                                                      EXPENSE RATIO        EXPENSES PAID
                                                 BEGINNING             ENDING         BASED ON THE         DURING PERIOD
                                              ACCOUNT VALUE         ACCOUNT VALUE    NUMBER OF DAYS       JUNE 19, 2006*
                                              JUNE 19, 2006*        JUNE 30, 2006     IN THE PERIOD      TO JUNE 30, 2006
------------------------------------------------------------------------------------------------------------------------------------

FIRST TRUST AMEX(R) BIOTECHNOLOGY INDEX FUND

Actual                                            $1,000             $1,039.50            0.60%                $0.20 (e)
Hypothetical (5% return before expenses)**        $1,000             $1,021.82            0.60%                $3.01


FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND

Actual                                            $1,000             $1,060.50            0.60%                $0.20 (e)
Hypothetical (5% return before expenses)**        $1,000             $1,021.82            0.60%                $3.01


*   Inception date.

**  Hypothetical expenses are assumed for the most recent fiscal half-year.

(a) Expenses are equal to the annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 (January 1, 2006 to June 30, 2006).

(b) Expenses are equal to the annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 114/365 (to reflect the actual period March 9, 2006 to June 30, 2006).

(c) Expenses are equal to the annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 80/365 (to reflect the actual period April 12, 2006 to June 30, 2006).

(d) Expenses are equal to the annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 73/365 (to reflect the actual period April 19, 2006 to June 30, 2006).

(e) Expenses are equal to the annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 12/365 (to reflect the actual period June 19, 2006 to June 30, 2006).

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)


                                                       MARKET
  SHARES                                                VALUE
--------------------------------------------------------------

            COMMON STOCKS--99.9%
            AEROSPACE & DEFENSE--2.4%
    8,652   AAR Corp.*                         $      192,334
    3,210   ARGON ST, Inc.*                            85,482
    3,781   EDO Corp.                                  92,030
    4,587   Essex Corp.*                               84,493
    3,434   Herley Industries, Inc.*                   38,495
    3,324   Innovative Solutions & Support, Inc.*      46,735
    2,401   MTC Technologies, Inc.*                    56,736
    2,228   United Industrial Corp.                   100,817
                                                -------------
                                                      697,122
                                                -------------

            AIR FREIGHT & LOGISTICS--0.3%
   13,827   ABX Air, Inc.*                             83,515
                                                -------------

            AIRLINES--0.7%
   11,792   ExpressJet Holdings, Inc.*                 81,483
    7,785   Republic Airways Holdings, Inc.*          132,500
                                                -------------
                                                      213,983
                                                -------------

            AUTO COMPONENTS--0.9%
    5,047   Aftermarket Technology Corp.*             125,418
    4,066   Drew Industries, Inc.*                    131,738
                                                -------------
                                                      257,156
                                                -------------

            BEVERAGES--0.2%
    2,337   Boston Beer (The) Co., Inc., Class A*      68,451
                                                -------------

            BUILDING PRODUCTS--0.7%
    2,540   American Woodmark Corp.                    89,002
    6,678   Apogee Enterprises, Inc.                   98,166
                                                -------------
                                                      187,168
                                                -------------

            CAPITAL MARKETS--0.4%
    8,273   TradeStation Group, Inc.*                 104,819
                                                -------------

            CHEMICALS--1.8%
    5,684   Arch Chemicals, Inc.                      204,908
    8,273   Calgon Carbon Corp.                        50,383
    2,793   Pioneer Cos., Inc.*                        76,193
    7,620   Spartech Corp.                            172,212
                                                -------------
                                                      503,696
                                                -------------

            COMMERCIAL BANKS--5.1%
    2,988   Bank of the Ozarks, Inc.                   99,500
    5,780   Cardinal Financial Corp.                   67,164
    3,785   Columbia Banking Systems, Inc.            141,483
    3,336   First Indiana Corp.                        86,836
      631   First Regional Bancorp*                    55,528
    2,136   IBERIABANK Corp.                          122,905
    3,642   Independent Bank Corp.                    118,256
    1,890   Mercantile Bank Corp.                      75,317


                                                       MARKET
  SHARES                                                VALUE
--------------------------------------------------------------

            COMMERCIAL BANKS (CONTINUED)
    3,014   Old Second Bancorp, Inc.         $         93,434
    3,228   Southwest Bancorp, Inc.                    82,314
    4,453   Sterling Bancorp                           86,834
    6,019   Sterling Financial Corp.                  131,816
    6,135   Texas Capital Bancshares, Inc.*           142,945
    2,581   Vineyard National Bancorp Co.              69,429
    5,360   Wilshire Bancorp, Inc.                     96,587
                                                -------------
                                                    1,470,348
                                                -------------

            COMMERCIAL SERVICES & SUPPLIES--6.9%
    7,546   Bowne & Co., Inc.                         107,908
    5,698   Casella Waste Systems, Inc.*               74,587
    3,007   CDI Corp.                                  87,203
    4,206   Central Parking Corp.                      67,296
    3,553   Clean Harbors, Inc.*                      143,221
    2,682   CRA International, Inc.*                  121,065
    6,030   Ennis, Inc.                               118,670
    5,809   Healthcare Services Group                 121,699
    4,352   Heidrick & Struggles International, Inc.* 147,272
    3,451   Huron Consulting Group, Inc.*             121,096
    9,380   Kforce, Inc.*                             145,296
    5,468   LECG Corp.*                               100,994
    5,441   McGrath Rentcorp                          151,314
    8,364   Mobile Mini, Inc.*                        244,732
    2,475   Schawk, Inc.                               43,313
   13,751   Spherion Corp.*                           125,409
    3,678   Standard Register (The) Co.                43,584
                                                -------------
                                                    1,964,659
                                                -------------

            COMMUNICATIONS EQUIPMENT--1.2%
    4,059   Anaren, Inc.*                              83,169
    2,034   Bel Fuse, Inc., Class B                    66,736
    3,433   Blue Coat Systems, Inc.*                   57,880
    4,897   Inter-Tel, Inc.                           103,131
    4,242   Spectralink Corp.                          37,414
                                                -------------
                                                      348,330
                                                -------------

            COMPUTERS & PERIPHERALS--1.6%
   13,928   Advanced Digital Information Corp.*       163,932
   10,580   Dot Hill Systems Corp.*                    36,184
    6,916   Novatel Wireless, Inc.*                    71,788
    6,705   Presstek, Inc.*                            62,424
    2,273   Rimage Corp.*                              46,415
    2,403   Stratasys, Inc.*                           70,792
                                                -------------
                                                      451,535
                                                -------------

            CONSUMER FINANCE--1.8%
    3,112   ACE Cash Express, Inc.*                    91,088
    3,646   Dollar Financial Corp.*                    65,628
    6,864   First Cash Financial Services, Inc.*      135,564
    2,361   United PanAm Financial Corp.*              71,774


Page 12                 See Notes to Financial Statements.

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

JUNE 30, 2006 (UNAUDITED)


                                                       MARKET
  SHARES                                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            CONSUMER FINANCE (CONTINUED)
    3,901   World Acceptance Corp.*            $      138,564
                                                -------------
                                                      502,618
                                                -------------

            CONTAINERS & PACKAGING--1.1%
    4,701   Chesapeake Corp.                           77,143
    6,378   Myers Industries, Inc.                    109,638
    7,577   Rock-Tenn Co., Class A                    120,853
                                                -------------
                                                      307,634
                                                -------------

            DISTRIBUTORS--1.1%
    4,507   Audiovox Corp.*                            61,566
    3,798   Keystone Automotive Industries, Inc.*     160,351
    7,905   Source Interlink Cos., Inc.*               94,070
                                                -------------
                                                      315,987
                                                -------------

            DIVERSIFIED CONSUMER SERVICES--0.0%
    1,600   Escala Group, Inc.*                         7,488
                                                -------------

            DIVERSIFIED FINANCIAL SERVICES--0.4%
    4,092   Encore Capital Group, Inc.*                50,209
    3,628   Resource America, Inc., Class A            69,113
                                                -------------
                                                      119,322
                                                -------------

            DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
   10,033   General Communication, Inc., Class A*     123,607
    6,717   Iowa Telecommunications Services, Inc.    127,085
    6,563   Talk America Holdings, Inc.*               40,625
                                                -------------
                                                      291,317
                                                -------------

            ELECTRIC UTILITIES--0.5%
    6,966   Empire District Electric (The) Co.        143,151
                                                -------------

            ELECTRICAL EQUIPMENT--3.1%
    4,823   EnerSys*                                  100,801
   11,974   General Cable Corp.*                      419,090
    5,838   II-VI, Inc.*                              106,835
    2,383   LaBarge, Inc.*                             31,622
    4,682   LSI Industries, Inc.                       79,547
    4,703   Superior Essex, Inc.*                     140,761
                                                -------------
                                                      878,656
                                                -------------

            ELECTRONIC EQUIPMENT & INSTRUMENTS--5.6%
    7,209   Agilysys, Inc.                            129,762
    7,191   Bell Microproducts, Inc.*                  38,975
   11,930   Brightpoint, Inc.*                        161,413
    8,514   CTS Corp.                                 126,773
    7,883   Daktronics, Inc.                          227,583
    4,138   Digital Theater Systems, Inc.*             80,608
    4,465   LoJack Corp.*                              84,210
    3,237   Measurement Specialties, Inc.*             72,088



                                                       MARKET
  SHARES                                                VALUE
--------------------------------------------------------------

            ELECTRONIC EQUIPMENT & INSTRUMENTS (CONTINUED)
    4,994   Mercury Computer Systems, Inc.*     $      76,858
    8,866   Methode Electronics, Inc., Class A         93,182
    2,092   Multi-Fineline Electronix, Inc.*           69,433
    1,916   PAR Technology Corp.*                      24,467
    4,347   Park Electrochemical Corp.                111,935
    5,005   Radisys Corp.*                            109,910
    3,640   Rofin-Sinar Technologies, Inc.*           209,191
                                                -------------
                                                    1,616,388
                                                -------------

            ENERGY EQUIPMENT & SERVICES--0.4%
    4,295   GulfMark Offshore, Inc.*                  110,940
                                                -------------

            FOOD & STAPLES RETAILING--0.9%
    3,560   Andersons (The), Inc.                     148,132
    3,139   Nash Finch Co.                             66,829
    3,041   Smart & Final, Inc.*                       51,210
                                                -------------
                                                      266,171
                                                -------------

            FOOD PRODUCTS--1.5%
    1,208   Green Mountain Coffee Roasters, Inc.*      48,525
    3,270   J & J Snack Foods Corp.                   108,139
    7,150   Lance, Inc.                               164,593
    3,301   Peet's Coffee & Tea, Inc.*                 99,657
                                                -------------
                                                      420,914
                                                -------------

            HEALTH CARE EQUIPMENT & SUPPLIES--4.7%
    3,145   Angiodynamics, Inc.*                       85,072
    5,328   Candela Corp.*                             84,502
    2,898   Cantel Medical Corp.*                      41,268
    2,935   Cutera, Inc.*                              57,878
    2,948   Datascope Corp.                            90,916
    5,393   DJ Orthopedics, Inc.*                     198,623
   12,270   Encore Medical Corp.*                      59,019
    5,186   Greatbatch, Inc.*                         122,390
    7,464   HealthTronics, Inc.*                       57,100
    3,092   ICU Medical, Inc.*                        130,606
    5,326   Meridian Bioscience, Inc.                 132,884
    6,460   Merit Medical Systems, Inc.*               88,890
    3,832   SonoSite, Inc.*                           149,601
    6,514   TriPath Imaging, Inc.*                     43,123
                                                -------------
                                                    1,341,872
                                                -------------

            HEALTH CARE PROVIDERS & SERVICES--3.5%
    7,737   Allied Healthcare International, Inc.*     20,735
    7,624   AMN Healthcare Services, Inc.*            154,766
    5,919   Gentiva Health Services, Inc.*             94,882
    2,927   Horizon Health Corp.*                      61,116
    1,893   Medcath Corp.*                             35,664
    8,186   Odyssey HealthCare, Inc.*                 143,828
    5,716   Option Care, Inc.                          68,478
    2,703   Providence Service (The) Corp.*            73,603


                See Notes to Financial Statements.                      Page 13

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

JUNE 30, 2006 (UNAUDITED)


                                                       MARKET
  SHARES                                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
    2,625   Radiation Therapy Services, Inc.*$         70,639
    3,990   RehabCare Group, Inc.*                     69,346
    5,472   Res-Care, Inc.*                           109,440
    5,085   Symbion, Inc.*                            105,565
                                                -------------
                                                    1,008,062
                                                -------------

            HEALTH CARE TECHNOLOGY--0.6%
    2,360   Computer Programs & Systems, Inc.          94,306
    6,681   Phase Forward, Inc.*                       76,965
                                                -------------
                                                      171,271
                                                -------------

            HOTELS, RESTAURANTS & LEISURE--2.6%
    5,318   AFC Enterprises*                           67,805
    3,331   BJ'S Restaurants, Inc.*                    74,415
    2,122   Churchill Downs, Inc.                      79,469
    4,383   Lone Star Steakhouse & Saloon, Inc.       114,966
    6,036   Luby's, Inc.*                              62,955
    2,064   Monarch Casino & Resort, Inc.*             58,040
    8,098   Progressive Gaming International Corp.*    63,164
   10,002   Ryan's Restaurant Group, Inc.*            119,123
    6,076   Steak N Shake (The) Co.*                   91,991
                                                -------------
                                                      731,928
                                                -------------

            HOUSEHOLD DURABLES--1.2%
    1,276   Avatar Holdings, Inc.*                     72,694
   11,264   Interface, Inc., Class A*                 128,972
    1,410   Orleans Homebuilders, Inc.                 22,913
    2,906   Stanley Furniture Co., Inc.                69,657
    4,007   Tarragon Corp.                             55,497
                                                -------------
                                                      349,733
                                                -------------

            HOUSEHOLD PRODUCTS--0.4%
    3,730   WD-40 Co.                                 125,216
                                                -------------

            INDUSTRIAL CONGLOMERATES--0.4%
    4,053   Raven Industries, Inc.                    127,670
                                                -------------

            INSURANCE--3.9%
    1,452   Affirmative Insurance Holdings, Inc.       22,724
   12,483   American Equity Investment Life
                 Holding Co.                          133,069
    2,021   American Physicians Capital, Inc.*        106,284
    1,942   Baldwin & Lyons, Inc., Class B             49,521
    4,315   Bristol West Holdings, Inc.                69,040
    2,973   Clark, Inc.                                39,244
    3,734   Direct General Corp.                       63,179
    2,461   FPIC Insurance Group, Inc.*                95,364
    2,896   Navigators Group, Inc.*                   126,903
    5,109   Presidential Life Corp.                   125,579
    3,458   Safety Insurance Group, Inc.              164,427


                                                       MARKET
  SHARES                                                VALUE
--------------------------------------------------------------

            INSURANCE (CONTINUED)
    4,023   Tower Group, Inc.                 $       121,696
                                                -------------
                                                    1,117,030
                                                -------------

            INTERNET & CATALOG RETAIL--0.7%
      929   Blair Corp.                                27,638
    3,750   Blue Nile, Inc.*                          120,600
    4,370   PetMed Express, Inc.*                      47,939
                                                -------------
                                                      196,177
                                                -------------

            INTERNET SOFTWARE & SERVICES--1.4%
    4,242   eCollege.com, Inc.*                        89,676
   12,078   Entrust, Inc.*                             41,186
   13,639   Ipass, Inc.*                               76,378
    5,850   Online Resources Corp.*                    60,489
   15,176   SonicWALL, Inc.*                          136,433
                                                -------------
                                                      404,162
                                                -------------

            IT SERVICES--2.4%
   12,923   Ciber, Inc.*                               85,163
    3,256   Forrester Research, Inc.*                  91,103
    6,233   Gevity HR, Inc.                           165,486
    8,613   infoUSA, Inc.*                             88,800
    3,909   RightNow Technologies, Inc.*               65,202
    2,964   SI International, Inc.*                    90,876
    5,846   SYKES Enterprises, Inc.*                   94,471
                                                -------------
                                                      681,101
                                                -------------

            LEISURE EQUIPMENT & PRODUCTS--0.6%
    6,534   Jakks Pacific, Inc.*                      131,268
    5,182   Sturm Ruger & Co., Inc.                    32,388
                                                -------------
                                                      163,656
                                                -------------

            LIFE SCIENCES TOOLS & SERVICES--1.0%
    5,057   Albany Molecular Research, Inc.*           54,009
    2,659   Kendle International, Inc.*                97,665
    4,019   Molecular Devices Corp.*                  122,820
                                                -------------
                                                      274,494
                                                -------------

            MACHINERY--5.0%
    3,211   3D Systems Corp.*                          64,509
    5,111   Accuride Corp.*                            63,734
    1,941   American Science & Engineering, Inc.*     112,423
    3,880   Astec Industries, Inc.*                   132,386
    2,683   Badger Meter, Inc.                         72,441
    2,588   Cascade Corp.                             102,355
    4,074   Columbus McKinnon Corp.*                   88,569
    4,977   Commercial Vehicle Group, Inc.*           102,924
    4,175   Flanders Corp.*                            41,875
    2,448   Gehl Co.*                                  62,497
    3,194   Greenbrier Cos., Inc.                     104,572


Page 14                  See Notes to Financial Statements.

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

JUNE 30, 2006 (UNAUDITED)


                                                       MARKET
  SHARES                                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MACHINERY (CONTINUED)
    2,559   Lindsay Manufacturing Co.        $         69,400
    1,743   Middleby Corp.*                           150,875
    2,732   Robbins & Myers, Inc.                      71,414
    1,949   Tennant Co.                                97,996
    4,240   Titan International, Inc.                  79,330
                                                -------------
                                                    1,417,300
                                                -------------

            MEDIA--0.5%
    2,599   Courier Corp.                             104,012
    4,879   Playboy Enterprises, Inc., Class B*        48,692
                                                -------------
                                                      152,704
                                                -------------

            METALS & MINING--1.1%
    5,996   AMCOL International Corp.                 157,995
    5,652   Ryerson Tull, Inc.                        152,604
                                                -------------
                                                      310,599
                                                -------------

            MULTILINE RETAIL--0.9%
    2,523   Bon-Ton Stores (The), Inc.                 55,203
    2,879   Conn's, Inc.*                              76,437
    8,846   Fred's, Inc.                              118,095
                                                -------------
                                                      249,735
                                                -------------

            OIL, GAS & CONSUMABLE FUELS--3.7%
    4,300   Atlas America, Inc.*                      192,683
    3,114   Atlas Pipeline Partners LP                127,394
    4,566   Callon Petroleum Co.*                      88,306
    3,842   Edge Petroleum Corp.*                      76,763
    3,468   Giant Industries, Inc.*                   230,795
    2,852   Maritrans, Inc.                            71,015
   10,417   Petroquest Energy, Inc.*                  127,921
   11,799   Transmontaigne, Inc.*                     132,267
                                                -------------
                                                    1,047,144
                                                -------------

            PAPER & FOREST PRODUCTS--1.1%
    2,688   Deltic Timber Corp.                       151,523
    9,614   Glatfelter                                152,574
                                                -------------
                                                      304,097

                                                -------------

            PERSONAL PRODUCTS--0.2%
    1,809   Inter Parfums, Inc.                        31,151
    3,160   Parlux Fragrances, Inc.*                   30,620
                                                -------------
                                                       61,771
                                                -------------

            PHARMACEUTICALS--0.4%
    4,561   Bentley Pharmaceuticals, Inc.*             49,989
    3,141   CNS, Inc.                                  76,954
                                                -------------
                                                      126,943
                                                -------------


                                                       MARKET
  SHARES                                                VALUE
--------------------------------------------------------------

            REAL ESTATE INVESTMENT TRUSTS--3.6%
   10,765   Anworth Mortgage Asset Corp.     $         89,350
    3,844   Arbor Realty Trust, Inc.                   96,292
   13,446   Ashford Hospitality Trust, Inc.           169,689
    4,128   Boykin Lodging Co.*                        44,954
   13,430   Highland Hospitality Corp.                189,093
    6,782   Kite Realty Group Trust                   105,731
    6,902   MortgageIT Holdings, Inc.                  83,238
    5,711   Opteum, Inc., Class A                      51,513
    3,992   Ramco-Gershenson Properties               107,505
    6,250   Winston Hotels, Inc.                       76,563
                                                -------------
                                                    1,013,928
                                                -------------

            ROAD & RAIL--0.8%
    3,575   Marten Transport Ltd.*                     77,721
    9,152   RailAmerica, Inc.*                         95,729
    2,395   USA Truck, Inc.*                           42,679
                                                -------------
                                                      216,129
                                                -------------

            SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--2.0%
    2,502   ADE Corp.*                                 81,290
    5,009   Cohu, Inc.                                 87,908
    4,665   Diodes, Inc.*                             193,318
    5,099   IXYS Corp.*                                48,950
    5,854   Portal Player, Inc.*                       57,428
    5,263   Standard Microsystems Corp.*              114,891
                                                -------------
                                                      583,785
                                                -------------

            SOFTWARE--4.8%
    3,453   Ansoft Corp.*                              70,717
   10,339   Blackbaud, Inc.                           234,694
    5,101   Bottomline Technologies, Inc.*             41,522
    3,409   EPIQ Systems, Inc.*                        56,726
    9,038   InterVoice, Inc.*                          64,351
    6,896   JDA Software Group, Inc.*                  96,751
    5,242   MRO Software, Inc.*                       105,207
    4,839   Open Solutions, Inc.*                     128,766
    5,336   Radiant Systems, Inc.*                     56,402
   11,550   Secure Computing Corp.*                    99,330
    6,013   Sonic Solutions, Inc.*                     99,215
    4,590   SPSS, Inc.*                               147,523
    7,924   Witness Systems, Inc.*                    159,827
                                                -------------
                                                    1,361,031
                                                -------------

            SPECIALTY RETAIL--5.5%
    2,067   America's Car-Mart, Inc.*                  41,981
    5,041   Big 5 Sporting Goods Corp.                 98,300
    3,242   Cache, Inc.*                               56,216
    6,714   Casual Male Retail Group, Inc.*            67,476
    7,272   Cato (The) Corp.                          187,981
    3,881   Charlotte Russe Holding, Inc.*             92,911


             See Notes to Financial Statements.                         Page 15

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

JUNE 30, 2006 (UNAUDITED)


                                                       MARKET
  SHARES                                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SPECIALTY RETAIL (CONTINUED)
    8,659   Christopher & Banks Corp.         $       251,111
    1,642   Citi Trends, Inc.*                         70,097
      875   DEB Shops, Inc.                            21,096
    7,895   Gymboree Corp.*                           274,430
    4,270   Jos A Bank Clothiers, Inc.*               102,309
    3,731   Lithia Motors, Inc.                       113,124
    3,443   Midas, Inc.*                               63,351
    3,251   Zumiez, Inc.*                             122,140
                                                -------------
                                                    1,562,523
                                                -------------

            TEXTILES, APPAREL & LUXURY GOODS--2.2%
    6,716   Hartmarx Corp.*                            40,296
    7,850   Iconix Brand Group, Inc.*                 128,269
    2,875   Kenneth Cole Productions, Inc., Class A    64,199
    4,350   Movado Group, Inc.                         99,833
    1,783   Perry Ellis International, Inc.*           45,128
    4,506   Steven Madden Ltd.*                       133,467
    8,232   Stride Rite Corp.                         108,580
                                                -------------
                                                      619,772
                                                -------------

            THRIFTS & MORTGAGE FINANCE--3.3%
    8,003   Dime Community Bancshares                 108,601
    2,021   Federal Agricultural Mortgage Corp.        55,982
    5,545   Franklin Bank Corp.*                      111,954
    1,365   ITLA Capital Corp.                         71,772
    6,587   KNBT Bancorp, Inc.                        108,817
   10,545   Partners Trust Financial Group, Inc.      120,318
   10,216   Provident New York Bancorp                135,055
    3,877   TierOne Corp.                             130,926
    1,565   WSFS Financial Corp.                       96,169
                                                -------------
                                                      939,594
                                                -------------

            TRADING COMPANIES & DISTRIBUTORS--1.1%
    7,131   Interline Brands, Inc.*                   166,723
    3,349   Nuco2, Inc.*                               80,510
    3,948   Rush Enterprises, Inc., Class A*           71,735
                                                -------------
                                                      318,968
                                                -------------

            WATER UTILITIES--0.7%
    3,956   American States Water Co.                 141,031
    5,379   Southwest Water Co.                        64,387
                                                -------------
                                                      205,418
                                                -------------

            TOTAL COMMON STOCKS
            (Cost $29,115,382)                     28,515,181
                                                -------------


                                                       MARKET
  SHARES                                                VALUE
--------------------------------------------------------------


            TOTAL INVESTMENTS--99.9%
            (Cost $29,115,382)                   $ 28,515,181
            NET OTHER ASSETS & LIABILITIES--0.1%       27,820
                                                 ------------
            NET ASSETS--100.0%                   $ 28,543,001
                                                 ============


* Non-income producing security.


Page 16                See Notes to Financial Statements.

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)


                                                       MARKET
  SHARES                                                VALUE
--------------------------------------------------------------

            COMMON STOCKS--99.8%
            CHEMICALS--4.6%
   16,893   Dow Chemical (The) Co.             $      659,333
   14,786   E.I. du Pont de Nemours & Co.             615,098
    3,744   Lyondell Chemical Co.                      84,839
    1,387   Olin Corp.                                 24,869
    1,707   RPM International, Inc.                    30,726
                                                -------------
                                                    1,414,865
                                                -------------

            COMMERCIAL BANKS--15.1%
    5,187   AmSouth Bancorp                           137,196
    7,820   BB&T Corp.                                325,234
      350   Chemical Financial Corp.                   10,710
      705   Citizens Banking Corp.                     17,209
    2,913   Comerica, Inc.                            151,447
      478   Community Bank System, Inc.                 9,641
    1,270   F.N.B. Corp.                               20,028
    7,860   Fifth Third Bancorp                       290,427
    1,377   First Commonwealth Financial Corp.         17,488
      643   First Financial Bancorp                     9,587
    2,353   First Horizon National Corp.               94,591
    1,533   FirstMerit Corp.                           32,101
    2,492   Fulton Financial Corp.                     39,673
    3,642   Huntington Bancshares, Inc.                85,878
    6,485   KeyCorp.                                  231,385
    9,617   National City Corp.                       348,039
      468   NBT Bancorp, Inc.                          10,872
    1,063   Old National Bancorp                       21,228
      178   Park National Corp.                        17,588
      922   R&G Financial Corp.                         7,920
    7,748   Regions Financial Corp.                   256,614
    1,247   Republic Bancorp, Inc.                     15,450
    1,674   Sky Financial Group, Inc.                  39,523
      798   Susquehanna Bancshares, Inc.               19,072
    1,782   TCF Financial Corp.                        47,134
   33,657   US Bancorp                              1,039,328
    1,581   Valley National Bancorp                    40,648
   24,548   Wachovia Corp.                          1,327,556
      288   WesBanco, Inc.                              8,925
                                                -------------
                                                    4,672,492
                                                -------------

            COMMERCIAL SERVICES & SUPPLIES--0.1%
    1,558   Deluxe Corp.                               27,234
                                                -------------

            DIVERSIFIED CONSUMER SERVICES--0.2%
    4,941   ServiceMaster (The) Co.                    51,041
                                                -------------

            DIVERSIFIED FINANCIAL SERVICES--19.4%
   62,472   Bank of America Corp.        $          3,004,903
   62,905   Citigroup, Inc.                         3,034,537
                                                -------------
                                                    6,039,440
                                                -------------


                                                       MARKET
  SHARES                                                VALUE
--------------------------------------------------------------

            DIVERSIFIED TELECOMMUNICATION
                 SERVICES--14.7%
   76,632   AT&T, Inc.                         $    2,137,267
   25,848   BellSouth Corp.                           935,698
   44,305   Verizon Communications, Inc.            1,483,774
                                                -------------
                                                    4,556,739
                                                -------------

            ELECTRIC UTILITIES--5.5%
      832   Cleco Corp.                                19,344
    1,945   DPL, Inc.                                  52,126
    4,580   FirstEnergy Corp.                         248,282
    5,377   FPL Group, Inc.                           222,500
    1,826   Great Plains Energy, Inc.                  50,872
    1,730   Hawaiian Electric Industries, Inc.         48,284
    2,088   Northeast Utilities                        43,159
      458   Otter Tail Corp.                           12,517
    2,030   Pinnacle West Capital Corp.                81,017
    5,383   PPL Corp.                                 173,871
    5,788   Progress Energy, Inc.                     248,132
   15,769   Southern (The) Co.                        505,397
                                                -------------
                                                    1,705,501
                                                -------------

            FOOD PRODUCTS--0.7%
   14,253   Sara Lee Corp.                            228,333
                                                -------------

            GAS UTILITIES--1.0%
    1,303   AGL Resources, Inc.                        49,670
    1,564   Atmos Energy Corp.                         43,651
      351   Laclede Group (The), Inc.                  12,060
    1,104   National Fuel Gas Co.                      38,795
      828   Nicor, Inc.                                34,362
      442   Northwest Natural Gas Co.                  16,367
    1,639   Oneok, Inc.                                55,792
    1,152   Piedmont Natural Gas Co.                   27,994
      401   South Jersey Industries, Inc.              10,983
      938   WGL Holdings, Inc.                         27,155
                                                -------------
                                                      316,829
                                                -------------

            HOUSEHOLD DURABLES--0.1%
      996   Tupperware Brands Corp.                    19,611
                                                -------------

            HOUSEHOLD PRODUCTS--1.3%
    6,493   Kimberly-Clark Corp.                      400,618
                                                -------------

            INDEPENDENT POWER PRODUCERS--0.1%
      528   Black Hills Corp.                          18,126
                                                -------------

            INSURANCE--0.3%
    1,774   Arthur J. Gallagher & Co.                  44,953
      373   Mercury General Corp.                      21,026
      746   Unitrin, Inc.                              32,518
                                                -------------
                                                       98,497
                                                -------------



               See Notes to Financial Statements.                       Page 17

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND

JUNE 30, 2006 (UNAUDITED)


                                                       MARKET
  SHARES                                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            METALS & MINING--0.1%
    1,170   Worthington Industries, Inc.     $         24,512
                                                -------------

            MULTI-UTILITIES--7.3%
    4,178   Ameren Corp.                              210,989
    5,187   Consolidated Edison, Inc.                 230,510
    5,835   Dominion Resources, Inc.                  436,400
    3,592   DTE Energy Co.                            146,338
   17,675   Duke Energy Corp.                         519,114
    2,978   Energy East Corp.                          71,264
    3,255   KeySpan Corp.                             131,502
    1,862   NSTAR                                      53,253
    1,505   OGE Energy Corp.                           52,720
      871   PNM Resources Inc.                         21,740
    3,540   Public Service Enterprise Group, Inc.     234,065
    1,884   SCANA Corp.                                72,685
    1,455   Vectren Corp.                              39,649
      747   WPS Resources Corp.                        37,051
                                                -------------
                                                    2,257,280
                                                -------------

            OIL & GAS & CONSUMABLE FUELS--0.6%
    1,533   Kinder Morgan, Inc.                       153,131
    1,880   USEC, Inc.*                                22,278
                                                -------------
                                                      175,409
                                                -------------

            PHARMACEUTICALS--16.0%
   38,732   Bristol-Myers Squibb Co.                1,001,610
   40,052   Merck & Co., Inc.                       1,459,094
  106,604   Pfizer, Inc.                            2,501,996
                                                -------------
                                                    4,962,700
                                                -------------

            THRIFTS & MORTGAGE FINANCE--3.5%
      539   Dime Community Bancshares                   7,314
      603   Flagstar Bancorp, Inc.                      9,624
    5,974   New York Community Bancorp, Inc.           98,631
    1,788   TrustCo Bank Corp.                         19,704
    1,250   Washington Federal, Inc.                   28,988
   20,251   Washington Mutual, Inc.                   923,040
                                                -------------
                                                    1,087,301
                                                -------------

            TOBACCO--9.2%
   34,123   Altria Group, Inc.                      2,505,652
    1,587   Reynolds American, Inc.                   182,981
      495   Universal Corp.                            18,424
    3,467   UST, Inc.                                 156,674
                                                -------------
                                                    2,863,731
                                                -------------


                                                       MARKET
  SHARES                                                VALUE
--------------------------------------------------------------

            TOTAL COMMON STOCKS
            (Cost $30,609,011)                  $  30,920,259
                                                -------------


            TOTAL INVESTMENTS
            (Cost $30,609,011)--99.8%              30,920,259
            NET OTHER ASSETS & LIABILITIES--0.2%       59,947
                                                -------------
            NET ASSETS--100.0%                  $  30,980,206
                                                =============


* Non-income producing security.


Page 18                See Notes to Financial Statements.

FIRST TRUST IPOX-100 INDEX FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)


                                                       MARKET
  SHARES                                                VALUE
--------------------------------------------------------------

            COMMON STOCKS--99.9%
            AUTO COMPONENTS--1.1%
    3,577   LKQ Corp.*                       $         67,963
    6,783   TRW Automotive Holdings Corp.*            185,040
                                                -------------
                                                      253,003
                                                -------------

            BIOTECHNOLOGY--0.8%
    2,881   Myogen, Inc.*                              83,549
    4,037   Theravance, Inc.*                          92,367
                                                -------------
                                                      175,916
                                                -------------

            BUILDING PRODUCTS--0.3%
    4,675   Goodman Global, Inc.*                      70,967
                                                -------------

            CAPITAL MARKETS--5.7%
   16,582   Ameriprise Financial, Inc.                740,718
    1,913   GFI Group, Inc.*                          103,206
    1,976   Greenhill & Co., Inc.                     120,062
    6,785   Lazard Ltd., Class A (Bermuda)            274,114
    4,227   optionsXpress Holdings, Inc.               98,531
                                                -------------
                                                    1,336,631
                                                -------------

            CHEMICALS--3.8%
   10,759   Celanese Corp., Series A                  219,699
   15,034   Huntsman Corp.*                           260,389
    9,696   Nalco Holdings Co.*                       170,940
    5,006   Rockwood Holdings, Inc.*                  115,188
    4,422   Westlake Chemical Corp.                   131,776
                                                -------------
                                                      897,992
                                                -------------

            COMMERCIAL SERVICES & SUPPLIES--2.3%
    3,486   ACCO Brands Corp.*                         76,343
    6,097   Adesa, Inc.                               135,598
    3,050   American Reprographics Co.*               110,563
    5,462   Global Cash Access, Inc.*                  85,371
    3,972   IHS, Inc., Class A*                       117,690
                                                -------------
                                                      525,565
                                                -------------

            COMPUTERS & PERIPHERALS--3.8%
   39,567   Seagate Technology (Cayman Islands)*      895,797
                                                -------------

            CONSUMER FINANCE--2.1%
    5,588   Advance America Cash Advance

                 Centers, Inc.                         98,014
    4,268   First Marblehead (The) Corp.              243,019
    3,689   Nelnet, Inc., Class A*                    149,589
                                                -------------
                                                      490,622
                                                -------------

            DIVERSIFIED CONSUMER SERVICES--0.3%
    2,393   Jackson Hewitt Tax Service, Inc.           75,021
                                                -------------

            DIVERSIFIED FINANCIAL SERVICES--8.1%
    2,351   Chicago Mercantile Exchange
                 Holdings, Inc.                     1,154,694


                                                       MARKET
  SHARES                                                VALUE
--------------------------------------------------------------

            DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
   10,578   NYSE Group, Inc.*                 $       724,381
                                                -------------
                                                    1,879,075
                                                -------------

            DIVERSIFIED TELECOMMUNICATION SERVICES--2.8%
   10,115   Embarq Corp.*                             414,613
    4,574   NeuStar, Inc., Class A*                   154,373
   10,567   Vonage Holdings Corp.*                     90,771
                                                -------------
                                                      659,757
                                                -------------

            ELECTRONIC EQUIPMENT & INSTRUMENTS--1.7%
    6,393   Cogent, Inc.*                              96,343
    7,192   Dolby Laboratories, Inc.*                 167,573
    4,533   SunPower Corp., Class A*                  127,015
                                                -------------
                                                      390,931
                                                -------------

            ENERGY EQUIPMENT & SERVICES--2.1%
    4,789   Complete Production Services, Inc.*       113,212
    5,782   Dresser-Rand Group, Inc.*                 135,761
    2,161   Hercules Offshore, Inc.*                   75,635
    4,195   Todco*                                    171,366
                                                -------------
                                                      495,974
                                                -------------

            HEALTH CARE EQUIPMENT & SUPPLIES--0.9%
    4,863   Kinetic Concepts, Inc.*                   214,701
                                                -------------

            HEALTH CARE PROVIDERS & SERVICES--1.4%
    4,404   Brookdale Senior Living, Inc.             197,035
    2,744   WellCare Health Plans, Inc.*              134,593
                                                -------------
                                                      331,628
                                                -------------

            HEALTH CARE TECHNOLOGY--0.8%
    3,803   WebMD Health Corp., Class A*              179,882
                                                -------------

            HOTELS, RESTAURANTS & LEISURE--5.2%
    9,023   Burger King Holdings, Inc.*               142,112
    4,528   Domino's Pizza, Inc.                      112,023
    2,452   Life Time Fitness, Inc.*                  113,454
   13,116   Tim Hortons, Inc.*                        337,737
    6,825   Wynn Resorts Ltd.*                        500,273
                                                -------------
                                                    1,205,599
                                                -------------

            HOUSEHOLD DURABLES--0.7%
    6,142   Sealy Corp.                                81,505
    5,736   Tempur-Pedic International, Inc.*          77,493
                                                -------------
                                                      158,998
                                                -------------

            INDEPENDENT POWER PRODUCERS--0.4%
    2,415   Ormat Technologies, Inc.                   92,132
                                                -------------

            INSURANCE--10.5%
    6,460   Aspen Insurance Holdings Ltd.
                 (Bermuda) 150,453



                    See Notes to Financial Statements.                  Page 19

FIRST TRUST IPOX-100 INDEX FUND

JUNE 30, 2006 (UNAUDITED)


                                                       MARKET
  SHARES                                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            INSURANCE (CONTINUED)
    8,752   Assurant, Inc.                    $       423,597
    5,016   Assured Guaranty Ltd. (Bermuda)           127,256
   10,346   Axis Capital Holdings Ltd. (Bermuda)      295,999
    4,489   Endurance Specialty Holdings Ltd.
                 (Bermuda)                            143,648
   30,942   Genworth Financial, Inc.                1,078,019
    2,537   National Financial Partners Corp.         112,414
    4,014   Platinum Underwriters Holdings Ltd.
                 (Bermuda)                            112,312
                                                -------------
                                                    2,443,698
                                                -------------

            INTERNET & CATALOG RETAIL--0.3%
    2,715   VistaPrint Ltd. (Bermuda)*                 72,599
                                                -------------

            INTERNET SOFTWARE & SERVICES--10.2%
    5,664   Google, Inc., Class A*                  2,375,085
                                                -------------

            IT SERVICES--2.0%
    5,090   MasterCard, Inc., Class A*                244,320
    4,607   VeriFone Holdings, Inc.*                  140,421
    2,735   Wright Express Corp.*                      78,604
                                                -------------
                                                      463,345
                                                -------------

            MACHINERY--0.5%
    2,141   Bucyrus International, Inc., Class A      108,121
                                                -------------

            MEDIA--12.3%
    7,751   Citadel Broadcasting Corp.                 68,984
   23,748   Clear Channel Outdoor Holdings,
                 Inc., Class A*                       497,758
    7,004   DreamWorks Animation SKG,
                 Inc., Class A*                       160,392
    2,765   Morningstar, Inc.*                        114,692
   48,924   Viacom, Inc., Class B*                  1,753,435
   10,079   Warner Music Group Corp.                  297,129
                                                -------------
                                                    2,892,390
                                                -------------

            OIL, GAS & CONSUMABLE FUELS--5.0%
    3,171   Alon USA Energy, Inc.                      99,791
    4,408   Alpha Natural Resources, Inc.*             86,485
    2,985   Bill Barrett Corp.*                        88,386
      866   Crosstex Energy, Inc.                      82,339
    7,057   EXCO Resources, Inc.*                      80,450
    3,091   Foundation Coal Holdings, Inc.            145,061
    7,875   VeraSun Energy Corp.*                     206,640
    4,488   W&T Offshore, Inc.                        174,538
    4,508   Western Refining, Inc.                     97,283
    2,508   Whiting Petroleum Corp.*                  105,010
                                                -------------
                                                    1,165,983
                                                -------------

            PERSONAL PRODUCTS--0.8%
    4,657   Herbalife Ltd. (Cayman Islands)*          185,814
                                                -------------


                                                       MARKET
  SHARES                                                VALUE
--------------------------------------------------------------

            PHARMACEUTICALS--0.3%
    2,485   New River Pharmaceuticals, Inc.* $         70,823
                                                -------------

            REAL ESTATE INVESTMENT TRUSTS--1.2%
   11,661   CapitalSource, Inc.                       273,567
                                                -------------

            REAL ESTATE MANAGEMENT & DEVELOPMENT--1.6%
   15,127   CB Richard Ellis Group, Inc., Class A*    376,662
                                                -------------

            SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--5.7%
    3,502   Atheros Communications, Inc.*              66,398
    3,106   Formfactor, Inc.*                         138,621
   27,745   Freescale Semiconductor, Inc., Class A*   804,605
    3,484   Sirf Technology Holdings, Inc.*           112,254
    8,351   Spansion, Inc.*                           133,115
    3,132   Tessera Technologies, Inc.*                86,130
                                                -------------
                                                    1,341,123
                                                -------------

            SOFTWARE--1.6%
    6,301   NAVTEQ Corp.*                             281,529
    4,774   SSA Global Technologies, Inc.*             92,520
                                                -------------
                                                      374,049
                                                -------------

            SPECIALTY RETAIL--1.5%
    4,971   Cabela's, Inc., Class A*                   95,741
    3,431   Dick's Sporting Goods, Inc.*              135,868
    2,978   DSW, Inc. Class A*                        108,459
                                                -------------
                                                      340,068
                                                -------------

            TEXTILES, APPAREL & LUXURY GOODS--0.4%
    3,944   Carter's, Inc.*                           104,240
                                                -------------

            THRIFTS & MORTGAGE FINANCE--0.8%
    1,462   Accredited Home Lenders
                 Holding Co.*                          69,898
    7,470   NewAlliance Bancshares, Inc.              106,896
                                                -------------
                                                      176,794
                                                -------------

            TRADING COMPANIES & DISTRIBUTORS--0.9%
    2,472   H&E Equipment Services, Inc.*              72,800
    3,024   TransDigm Group, Inc.*                     72,425
    3,425   UAP Holding Corp.                          74,699
                                                -------------
                                                      219,924
                                                -------------

            TOTAL COMMON STOCKS
            (Cost $24,172,620)                     23,314,476
                                                -------------

            TOTAL INVESTMENTS--99.9%
            (Cost $24,172,620)                     23,314,476
            NET OTHER ASSETS & LIABILITIES--0.1%       18,996
                                                -------------
            NET ASSETS--100.0%                   $ 23,333,472
                                                 ============

* Non-income producing security.


Page 20                    See Notes to Financial Statements.

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)


                                                       MARKET
  SHARES                                                VALUE
--------------------------------------------------------------

            COMMON STOCKS--99.9%
            AIR FREIGHT & LOGISTICS--2.3%
    4,851   CH Robinson Worldwide, Inc.     $         258,558
    4,256   Expeditors International of
                 Washington, Inc.                     238,379
                                                -------------
                                                      496,937
                                                -------------

            BIOTECHNOLOGY--7.1%
    3,115   Amgen, Inc.*                              203,191
    4,694   Amylin Pharmaceuticals, Inc.*             231,743
    4,561   Biogen Idec, Inc.*                        211,311
    5,033   Celgene Corp.*                            238,716
    3,558   Genzyme Corp.*                            217,216
    3,721   Gilead Sciences, Inc.*                    220,134
    6,884   Medimmune, Inc.*                          186,556
                                                -------------
                                                    1,508,867
                                                -------------

            CHEMICALS--1.0%
    3,046   Sigma-Aldrich Corp.                       221,261
                                                -------------

            COMMERCIAL SERVICES & SUPPLIES--1.9%
    5,057   Cintas Corp.                              201,067
    4,558   Monster Worldwide, Inc.*                  194,444
                                                -------------
                                                      395,511
                                                -------------

            COMMUNICATIONS EQUIPMENT--7.5%
   10,435   Cisco Systems, Inc.*                      203,796
    9,460   Comverse Technology, Inc.*                187,024
   72,864   JDS Uniphase Corp.*                       184,346
   12,534   Juniper Networks, Inc.*                   200,419
    4,561   QUALCOMM, Inc.                            182,759
    3,255   Research In Motion Ltd. (Canada)*         227,101
    6,687   Telefonaktiebolaget LM Ericsson
                 ADR (Sweden)                         220,938
   13,551   Tellabs, Inc.*                            180,364
                                                -------------
                                                    1,586,747
                                                -------------

            COMPUTERS & PERIPHERALS--4.9%
    3,524   Apple Computer, Inc.*                     201,291
    8,226   Dell, Inc.*                               200,797
    6,745   Network Appliance, Inc.*                  238,098
    3,860   SanDisk Corp.*                            196,783
   48,187   Sun Microsystems, Inc.*                   199,976
                                                -------------
                                                    1,036,945
                                                -------------

            DIVERSIFIED CONSUMER SERVICES--1.0%
    3,979   Apollo Group, Inc., Class A*              205,595
                                                -------------

            ELECTRICAL EQUIPMENT--1.0%
   11,002   American Power Conversion Corp.           214,429
                                                -------------


                                                       MARKET
  SHARES                                                VALUE
--------------------------------------------------------------

            ELECTRONIC EQUIPMENT & INSTRUMENTS--1.9%
    3,804   CDW Corp.                         $       207,889
   18,920   Flextronics International Ltd.
                 (Singapore)*                         200,930
                                                -------------
                                                      408,819
                                                -------------

            ENERGY EQUIPMENT & SERVICES--0.9%
    7,117   Patterson-UTI Energy, Inc.                201,482
                                                -------------

            FOOD & STAPLES RETAILING--2.1%
    4,010   Costco Wholesale Corp.                    229,091
    3,248   Whole Foods Market, Inc.                  209,951
                                                -------------
                                                      439,042
                                                -------------

            HEALTH CARE EQUIPMENT & SUPPLIES--3.0%
    6,025   Biomet, Inc.                              188,522
    3,488   Densply International, Inc.               211,373
    1,949   Intuitive Surgical, Inc.*                 229,924
                                                -------------
                                                      629,819
                                                -------------

            HEALTH CARE PROVIDERS & SERVICES--3.0%
    2,986   Express Scripts, Inc.*                    214,216
    5,558   Lincare Holdings, Inc.*                   210,315
    6,188   Patterson Cos., Inc.*                     216,146
                                                -------------
                                                      640,677
                                                -------------

            HOTELS, RESTAURANTS & LEISURE--2.1%
    5,970   Starbucks Corp.*                          225,427
    3,075   Wynn Resorts Ltd.*                        225,398
                                                -------------
                                                      450,825
                                                -------------

            HOUSEHOLD DURABLES--1.1%
    2,277   Garmin Ltd. (Cayman Islands)              240,087
                                                -------------

            INTERNET & CATALOG RETAIL--3.2%
    6,303   Amazon.com, Inc.*                         243,800
   14,403   Expedia, Inc.*                            215,613
    8,271   IAC/InterActiveCorp*                      219,099
                                                -------------
                                                      678,512
                                                -------------

            INTERNET SOFTWARE & SERVICES--5.3%
    6,918   Akamai Technologies, Inc.*                250,363
    6,666   eBay, Inc.*                               195,247
      540   Google, Inc., Class A*                    226,438
    9,338   VeriSign, Inc.*                           216,361
    6,859   Yahoo!, Inc.*                             226,347
                                                -------------
                                                    1,114,756
                                                -------------

            IT SERVICES--4.1%
    4,369   CheckFree Corp.*                          216,528



               See Notes to Financial Statements.                       Page 21

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

JUNE 30, 2006 (UNAUDITED)



                                                       MARKET
  SHARES                                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            IT SERVICES (CONTINUED)
    3,392   Cognizant Technology Solutions
                 Corp., Class A*              $       228,519
    4,730   Fiserv, Inc.*                             214,553
    5,587   Paychex, Inc.                             217,781
                                                -------------
                                                      877,381
                                                -------------

            MACHINERY--2.1%
    4,092   Joy Global, Inc.                          213,152
    2,726   Paccar, Inc.                              224,568
                                                -------------
                                                      437,720
                                                -------------

            MEDIA--8.0%
    6,348   Comcast Corp., Class A*                   207,834
   15,041   Discovery Holding Co., Class A*           220,049
    6,870   EchoStar Communications Corp.,
                 Class A*                             211,665
    3,867   Lamar Advertising Co., Class A*           208,277
    9,160   Liberty Global, Inc., Class A*            196,940
    8,121   NTL, Inc.                                 202,213
   50,019   Sirius Satellite Radio, Inc.*             237,591
   14,945   XM Satellite Radio Holdings,
                 Inc., Class A*                       218,944
                                                -------------
                                                    1,703,513
                                                -------------

            MULTILINE RETAIL--1.0%
    1,305   Sears Holding Corp.*                      202,066
                                                -------------

            PHARMACEUTICALS--2.0%
    4,185   Sepracor, Inc.*                           239,130
    5,684   Teva Pharmaceutical Industries
                 Ltd. ADR (Israel)                    179,558
                                                -------------
                                                      418,688
                                                -------------

            SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--12.5%
   11,426   Altera Corp.*                             200,526
   12,755   Applied Materials, Inc.                   207,651
   12,770   ATI Technologies, Inc. (Canada)*          186,442
    6,736   Broadcom Corp., Class A*                  202,417
   11,837   Intel Corp.                               224,312
    5,107   KLA-Tencor Corp.                          212,298
    4,686   Lam Research Corp.*                       218,461
    6,032   Linear Technology Corp.                   202,012
    4,353   Marvell Technology Group Ltd.
                 (Bermuda)*                           192,968
    6,591   Maxim Integrated Products, Inc.           211,637
    6,331   Microchip Technology, Inc.                212,405
    9,477   NVIDIA Corp.*                             201,765
    8,084   Xilinx, Inc.                              183,103
                                                -------------
                                                    2,655,997
                                                -------------



                                                       MARKET
  SHARES                                                VALUE
--------------------------------------------------------------

            SOFTWARE--13.0%
   17,051   Activision, Inc.*                 $       194,040
    7,057   Adobe Systems, Inc.*                      214,251
    5,969   Autodesk, Inc.*                           205,692
   16,124   BEA Systems, Inc.*                        211,063
   11,844   Cadence Design Systems, Inc.*             203,125
   11,231   Check Point Software
                 Technologies Ltd. (Israel)*          197,441
    5,795   Citrix Systems, Inc.*                     232,611
    5,151   Electronic Arts, Inc.*                    221,699
    3,874   Intuit, Inc.*                             233,950
    9,516   Microsoft Corp.                           221,723
   15,237   Oracle Corp.*                             220,784
    7,770   Red Hat, Inc.*                            181,818
   13,701   Symantec Corp.*                           212,914
                                                -------------
                                                    2,751,111
                                                -------------

            SPECIALTY RETAIL--4.8%
    5,928   Bed Bath & Beyond, Inc.*                  196,632
    7,756   Petsmart, Inc.                            198,554
    7,613   Ross Stores, Inc.                         213,545
    8,885   Staples, Inc.                             216,082
   11,463   Urban Outfitters, Inc.*                   200,488
                                                -------------
                                                    1,025,301
                                                -------------

            TRADING COMPANIES &
                 DISTRIBUTORS--1.0%
    5,211   Fastenal Co.                              209,951
                                                -------------

            WIRELESS TELECOMMUNICATION
                 SERVICES--2.1%
    4,732   Millicon International Cellular SA
                 (Luxembourg)*                        214,975
    4,034   NII Holdings, Inc.*                       227,437
                                                -------------
                                                      442,412
                                                -------------


            TOTAL COMMON STOCKS
            (Cost $22,507,025)                     21,194,451
                                                 ------------


            TOTAL INVESTMENTS--99.9%
            (Cost $22,507,025)                     21,194,451
            NET OTHER ASSETS & LIABILITIES--0.1%       12,044
                                                -------------
            NET ASSETS--100.0%                   $ 21,206,495
                                                 ============


* Non-income producing security.



Page 22                   See Notes to Financial Statements.

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)


                                                       MARKET
  SHARES                                                VALUE
--------------------------------------------------------------

            COMMON STOCKS--99.9%
            COMMUNICATIONS EQUIPMENT--17.7%
   15,376   Cisco Systems, Inc.*                 $    300,293
   13,939   Comverse Technology, Inc.*                275,574
  107,366   JDS Uniphase Corp.*                       271,636
   18,469   Juniper Networks, Inc.*                   295,319
    6,721   QUALCOMM, Inc.                            269,310
    4,797   Research In Motion Ltd. (Canada)*         334,688
    9,854   Telefonaktiebolaget LM Ericsson
                 ADR (Sweden)                         325,576
   19,967   Tellabs, Inc.*                            265,761
                                                -------------
                                                    2,338,157
                                                -------------

            COMPUTERS & PERIPHERALS--11.5%
    5,193   Apple Computer, Inc.*                     296,624
   12,121   Dell, Inc.*                               295,874
    9,939   Network Appliance, Inc.*                  350,846
    5,687   SanDisk Corp.*                            289,923
   71,004   Sun Microsystems, Inc.*                   294,667
                                                -------------
                                                    1,527,934
                                                -------------

            ELECTRICAL EQUIPMENT--2.4%
   16,211   American Power Conversion Corp.           315,952
                                                -------------

            INTERNET SOFTWARE & SERVICES--10.2%
   10,193   Akamai Technologies, Inc.*                368,885
      796   Google, Inc., Class A*                    333,787
   13,760   VeriSign, Inc.*                           318,819
   10,107   Yahoo!, Inc.*                             333,531
                                                -------------
                                                    1,355,022
                                                -------------

            IT SERVICES--2.5%
    4,998   Cognizant Technology Solutions
                 Corp., Class A*                      336,715
                                                -------------

            SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--29.6%
   16,836   Altera Corp.*                             295,472
   18,794   Applied Materials, Inc.                   305,966
   18,817   ATI Technologies, Inc. (Canada)*          274,728
    9,926   Broadcom Corp., Class A*                  298,276
   17,442   Intel Corp.                               330,527
    7,526   KLA-Tencor Corp.                          312,856
    6,904   Lam Research Corp.*                       321,864
    8,888   Linear Technology Corp.                   297,659
    6,414   Marvell Technology Group Ltd.
                 (Bermuda)*                           284,333
    9,712   Maxim Integrated Products, Inc.           311,852
    9,329   Microchip Technology, Inc.                312,988
   13,964   NVIDIA Corp.*                             297,294
   11,911   Xilinx, Inc.                              269,784
                                                -------------
                                                    3,913,599
                                                -------------


                                                       MARKET
  SHARES                                                VALUE
--------------------------------------------------------------

            SOFTWARE--26.0%
   10,398   Adobe Systems, Inc.*              $       315,683
    8,795   Autodesk, Inc.*                           303,076
   23,759   BEA Systems, Inc.*                        311,005
   17,451   Cadence Design Systems, Inc.*             299,285
   16,549   Check Point Software Technologies
                 Ltd. (Israel)*                       290,931
    8,538   Citrix Systems, Inc.*                     342,715
    5,709   Intuit, Inc.*                             344,767
   14,021   Microsoft Corp.                           326,689
   22,452   Oracle Corp.*                             325,329
   11,450   Red Hat, Inc.*                            267,930
   20,188   Symantec Corp.*                           313,722
                                                -------------
                                                    3,441,132
                                                -------------


            TOTAL COMMON STOCKS
            (Cost $14,863,614)                     13,228,511


            TOTAL INVESTMENTS--99.9%
            (Cost $14,863,614)                     13,228,511
            NET OTHER ASSETS & LIABILITIES--0.1%        8,032
                                                -------------
            NET ASSETS--100.0%                   $ 13,236,543
                                                 ============


* Non-income producing security.


                 See Notes to Financial Statements.                     Page 23

FIRST TRUST AMEX(R) BIOTECHNOLOGY INDEX FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)


                                                       MARKET
  SHARES                                                VALUE
--------------------------------------------------------------

            COMMON STOCKS--96.9%
            BIOTECHNOLOGY--82.7%
    2,183   Amgen, Inc.*                      $       142,397
   13,799   Applera Corp - Celera Genomics
                 Group*                               178,696
    3,608   Biogen Idec, Inc.*                        167,159
    4,223   Celgene Corp.*                            200,296
    2,435   Cephalon, Inc.*                           146,344
    1,790   Genentech, Inc.*                          146,422
    2,280   Genzyme Corp.*                            139,194
    2,466   Gilead Sciences, Inc.*                    145,889
   13,887   Human Genome Sciences, Inc.*              148,591
    6,662   ICOS Corp.*                               146,497
    4,568   ImClone Systems, Inc.*                    176,507
    8,949   InterMune, Inc.*                          147,211
    5,077   MedImmune, Inc.*                          137,587
   17,132   Millennium Pharmaceuticals, Inc.*         170,806
    4,732   Myogen, Inc.*                             137,228
    5,409   PDL BioPharma, Inc.*                       99,580
    4,073   Vertex Pharmaceuticals, Inc.*             149,520
                                                -------------
                                                    2,579,924
                                                -------------

            LIFE SCIENCES TOOLS & SERVICES--14.2%
    5,384   Affymetrix, Inc.*                         137,830
    2,529   Invitrogen, Corp.*                        167,092
    7,524   Nektar Therapeutics*                      137,990
                                                -------------
                                                      442,912
                                                -------------


            TOTAL COMMON STOCKS
            (Cost $2,941,944)                       3,022,836
                                                -------------


            TOTAL INVESTMENTS--96.9%
            (Cost $2,941,944)                       3,022,836
            NET OTHER ASSETS & LIABILITIES--3.1%       95,561
                                                -------------
            NET ASSETS--100.0%                  $   3,118,397
                                                =============


* Non-income producing security.


Page 24                    See Notes to Financial Statements.

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)


                                                       MARKET
  SHARES                                                VALUE
--------------------------------------------------------------

            COMMON STOCKS --99.6%
            CAPITAL MARKETS--11.1%
   10,028   E*TRADE Financial Corp.*          $       228,839
    8,327   TD Ameritrade Holding Corp.*              123,323
                                                -------------
                                                      352,162
                                                -------------

            COMMERCIAL SERVICES & SUPPLIES--4.1%
    3,036   Monster Worldwide, Inc.*                  129,516
                                                -------------

            HEALTH CARE TECHNOLOGY--4.4%
    1,168   Allscripts Healthcare Solution, Inc.*      20,498
    9,694   Emdeon Corp.*                             120,303
                                                -------------
                                                      140,801
                                                -------------

            INTERNET & CATALOG RETAIL--14.3%
    7,190   Amazon.com, Inc.*                         278,109
      512   Audible, Inc.*                              4,654
    5,558   IAC/InterActiveCorp*                      147,231
      295   Overstock.com, Inc.*                        6,272
      650   Priceline. com, Inc.*                      19,409
                                                -------------
                                                      455,675
                                                -------------

            INTERNET SOFTWARE & SERVICES--51.0%
    4,072   Akamai Technologies, Inc.*                147,366
    2,404   aQuantive, Inc.*                           60,893
    1,910   Ariba, Inc.*                               15,719
    1,103   Autobytel, Inc.*                            3,894
   12,002   CMGI, Inc.*                                14,522
    4,794   CNET Networks, Inc.*                       38,256
      850   Digital Insight Corp.*                     29,147
    1,375   Digital River, Inc.*                       55,536
    3,205   EarthLink, Inc.*                           27,755
    8,513   eBay, Inc.*                               249,346
      678   Google, Inc., Class A*                    284,306
      819   InfoSpace, Inc.*                           18,567
    1,004   Interwoven, Inc.*                           8,614
    1,729   j2 Global Communications, Inc.*            53,979
      587   Jupitermedia Corp.*                         7,631
    3,671   RealNetworks, Inc.*                        39,280
    1,658   United Online, Inc.                        19,896
    3,568   ValueClick, Inc.*                          54,769
    6,474   VeriSign, Inc.*                           150,003
      786   Vignette Corp.*                            11,460
    1,402   webMethods, Inc.*                          13,838
    1,265   Websense, Inc.*                            25,983
    8,813   Yahoo!, Inc.*                             290,829
                                                -------------
                                                    1,621,589
                                                -------------

            IT SERVICES--4.5%
    2,634   CheckFree Corp.*                          130,541
    2,118   Sapient Corp.*                             11,225
                                                -------------
                                                      141,766
                                                -------------



                                                       MARKET
  SHARES                                                VALUE
--------------------------------------------------------------

            SOFTWARE--10.2%
    1,403   Agile Software Corp.*           $           8,895
   10,287   BEA Systems, Inc.*                        134,657
    6,142   Check Point Software Technologies
                 Ltd. (Israel)*                       107,976
    1,210   Internet Security Systems, Inc.*           22,809
    7,324   TIBCO Software, Inc.*                      51,634
                                                -------------
                                                      325,971
                                                -------------


            TOTAL COMMON STOCKS
            (Cost $3,038,803)                       3,167,480
                                                -------------


            TOTAL INVESTMENTS--99.6%
            (Cost $3,038,803)                       3,167,480
            NET OTHER ASSETS & LIABILITIES--0.4%       14,206
                                                -------------
            NET ASSETS--100.0%                  $   3,181,686
                                                =============


* Non-income producing security.


                     See Notes to Financial Statements.                  Page 25

FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)

                                                                             FIRST TRUST         FIRST TRUST
                                                                          DOW JONES SELECT       MORNINGSTAR(R)         FIRST TRUST
                                                                              MICROCAP        DIVIDEND LEADERS(SM)       IPOX-100
                                                                           INDEX(SM) FUND          INDEX FUND           INDEX FUND
                                                                        -------------------  ----------------------  ---------------
ASSETS:
Investments at value...................................................      $28,515,181          $30,920,259         $23,314,476
Cash...................................................................           18,553               22,332              38,402
Receivables:
      Capital shares sold..............................................               --            1,034,074                  --
      Investment securities sold.......................................               --            1,035,045             207,552
      Dividends........................................................           22,163               81,670               6,638
      From investment advisor..........................................           15,284               16,063              15,514
Other assets...........................................................              249                  463                  --
                                                                          --------------       --------------      --------------
         TOTAL ASSETS..................................................       28,571,430           33,109,906          23,582,582
                                                                          --------------       --------------      --------------

LIABILITIES:
Payables:
      Investment securities purchased..................................               --            1,033,486             206,876
      Capital shares purchased.........................................               --            1,034,074                  --
      Investment advisory fees.........................................           10,216                7,608               7,833
Accrued expenses.......................................................           18,213               54,532              34,401
                                                                          --------------       --------------      --------------
         TOTAL LIABILITIES.............................................           28,429            2,129,700             249,110
                                                                          --------------       --------------      --------------

NET ASSETS.............................................................      $28,543,001          $30,980,206         $23,333,472
                                                                          ==============       ==============      ==============

NET ASSETS CONSIST OF:
Paid-in capital........................................................      $25,029,552          $30,532,396         $24,598,664
Par value..............................................................           13,050               15,000              12,000
Undistributed net investment income/(loss).............................           (2,837)              10,762               4,768
Accumulated net realized gain/(loss) on investments ...................        4,103,437              110,800            (423,816)
Net unrealized appreciation/(depreciation) on investments..............         (600,201)             311,248            (858,144)
                                                                          --------------       --------------      --------------
NET ASSETS.............................................................      $28,543,001          $30,980,206         $23,333,472
                                                                          ==============       ==============      ==============

Shares outstanding (unlimited amount authorized, $0.01 par value)......        1,305,000            1,500,002           1,200,002
                                                                          --------------       --------------      --------------
Net asset value per share..............................................           $21.87               $20.65              $19.44
                                                                          ==============       ==============      ==============

Investments at cost....................................................      $29,115,382          $30,609,011         $24,172,620
                                                                          ==============       ==============      ==============


Page 26                      See Notes to Financial Statements.

                         FIRST TRUST                  FIRST TRUST                  FIRST TRUST                    FIRST TRUST
                         NASDAQ-100                   NASDAQ-100-                    AMEX(R)                       DOW JONES
                       EQUAL WEIGHTED              TECHNOLOGY SECTOR              BIOTECHNOLOGY                    INTERNET
                       INDEX(SM) FUND                INDEX(SM) FUND                 INDEX FUND                  INDEX(SM) FUND
                    --------------------         --------------------         --------------------          --------------------

                         $21,194,451                  $13,228,511                   $3,022,836                   $3,167,480
                              31,548                       23,433                       20,016                       13,485

                                  --                           --                    1,022,497                    1,056,315
                                  --                           --                    1,026,709                    1,057,553
                                 821                           --                           --                           --
                              18,108                       17,522                        4,070                        4,056
                                  --                           --                           --                           --
                      --------------               --------------               --------------               --------------
                          21,244,928                   13,269,466                    5,096,128                    5,298,889
                      --------------               --------------               --------------               --------------



                                  --                           --                      950,771                    1,056,426
                                  --                           --                    1,022,497                    1,056,315
                               6,588                        4,340                          262                          270
                              31,845                       28,583                        4,201                        4,192
                      --------------               --------------               --------------               --------------
                              38,433                       32,923                    1,977,731                    2,117,203
                      --------------               --------------               --------------               --------------

                         $21,206,495                  $13,236,543                   $3,118,397                   $3,181,686
                      ==============               ==============               ==============               ==============


                         $22,524,520                  $14,961,836                   $2,998,540                   $2,998,540
                              11,500                        7,500                        1,500                        1,500
                              (6,128)                      (2,613)                        (393)                        (406)
                             (10,823)                     (95,077)                      37,858                       53,375
                          (1,312,574)                  (1,635,103)                      80,892                      128,677
                      --------------               --------------               --------------               --------------
                         $21,206,495                  $13,236,543                   $3,118,397                   $3,181,686
                      ==============               ==============               ==============               ==============

                           1,150,002                      750,002                      150,002                      150,002
                      --------------               --------------               --------------               --------------
                              $18.44                       $17.65                       $20.79                       $21.21
                      ==============               ==============               ==============               ==============

                         $22,507,025                  $14,863,614                   $2,941,944                   $3,038,803
                      ==============               ==============               ==============               ==============


                  See Notes to Financial Statements.                    Page 27

FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF OPERATIONS


                                                                             FIRST TRUST         FIRST TRUST
                                                                          DOW JONES SELECT       MORNINGSTAR(R)        FIRST TRUST
                                                                              MICROCAP        DIVIDEND LEADERS(SM)       IPOX-100
                                                                           INDEX(SM) FUND          INDEX FUND           INDEX FUND
                                                                        -------------------  ---------------------  ----------------
                                                                                                For the Period      For the Period
                                                                             For the Six        March 9, 2006*      April 12, 2006*
                                                                            Months ended            through             through
                                                                            June 30, 2006        June 30, 2006       June 30, 2006
                                                                             (Unaudited)          (Unaudited)         (Unaudited)
                                                                        -------------------  ---------------------  ----------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $0, $0, $0, $52,
      $0, $0, $0, respectively)........................................    $     133,018        $     349,619        $     33,887
                                                                          --------------       --------------      --------------
      Total Income.....................................................          133,018              349,619              33,887
                                                                          --------------       --------------      --------------

EXPENSES:
Investment advisory fees...............................................           71,383               25,901              19,413
Audit and tax fees.....................................................           19,520               11,651               9,461
Trustees' fees and expenses  ..........................................           14,947                8,716               5,750
Licensing fees.........................................................           12,431               18,341               6,208
Legal fees.............................................................           12,397                9,247               7,510
Listing fees...........................................................           12,025                4,284               2,787
Printing ..............................................................            7,518               11,096               6,008
Accounting and  administration fees ...................................            7,138                4,317               2,427
Registration and filing fees...........................................            2,535                  923                 519
Custodian fees.........................................................            1,784                1,079                 607
Transfer agent fees....................................................              714                  432                 243
Other expenses.........................................................            1,397                2,389               1,743
                                                                          --------------       --------------      --------------
      Total Expenses...................................................          163,789               98,376              62,676
      Less fees waived and expenses reimbursed by the
            investment advisor.........................................          (78,130)             (59,519)            (33,557)
                                                                          --------------       --------------      --------------
NET EXPENSES...........................................................           85,659               38,857              29,119
                                                                          --------------       --------------      --------------
NET INVESTMENT INCOME/(LOSS)..........................................            47,359              310,762               4,768
                                                                          --------------       --------------      --------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON
      INVESTMENT:
Net realized gain/(loss) from:
      Investments......................................................          (19,582)             (73,534)           (259,796)
      In-kind redemptions..............................................        4,230,149              184,334            (164,020)
                                                                          --------------       --------------      --------------
Net realized gain/(loss)...............................................        4,210,567              110,800            (423,816)

Net change in unrealized appreciation/(depreciation) on investments....       (1,523,490)             311,248            (858,144)
                                                                          --------------       --------------      --------------
Net realized and unrealized gain/(loss) on investments.................        2,687,077              422,048          (1,281,960)
                                                                          --------------       --------------      --------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS..................................................     $  2,734,436        $     732,810        $ (1,277,192)
                                                                          ==============       ==============      ==============

*  Inception date.


Page 28                      See Notes to Financial Statements.

                         FIRST TRUST                  FIRST TRUST                  FIRST TRUST                   FIRST TRUST
                         NASDAQ-100                   NASDAQ-100-                    AMEX(R)                      DOW JONES
                       EQUAL WEIGHTED              TECHNOLOGY SECTOR              BIOTECHNOLOGY                   INTERNET
                       INDEX(SM) FUND                INDEX(SM) FUND                 INDEX FUND                  INDEX(SM) FUND
                    --------------------         --------------------         --------------------          --------------------
                       For the Period               For the Period               For the Period                For the Period
                       April 19, 2006*              April 19, 2006*              June 19, 2006*                June 19, 2006*
                           through                      through                      through                       through
                        June 30, 2006                June 30, 2006                June 30, 2006                 June 30, 2006
                         (Unaudited)                  (Unaudited)                  (Unaudited)                   (Unaudited)
                    --------------------         --------------------         --------------------          --------------------


                     $       13,539               $       11,880              $             --             $             --
                      --------------               --------------               --------------               --------------
                             13,539                       11,880                            --                           --
                      --------------               --------------               --------------               --------------


                              13,111                        9,662                          262                          270
                               8,408                        8,408                        1,313                        1,313
                               6,012                        5,998                          625                          625
                               3,278                        2,416                           52                           41
                               6,673                        6,673                        1,042                        1,042
                               3,337                        2,936                          305                          305
                               8,008                        6,673                          625                          625
                               1,638                        1,208                           33                           34
                                 351                          258                            7                            7
                                 410                          302                            8                            9
                                 164                          121                            3                            3
                               1,833                        1,700                          188                          187
                      --------------               --------------               --------------               --------------
                              53,223                       46,355                        4,463                        4,461

                             (33,556)                     (31,862)                      (4,070)                      (4,055)
                      --------------               --------------               --------------               --------------
                              19,667                       14,493                          393                          406
                      --------------               --------------               --------------               --------------
                              (6,128)                      (2,613)                        (393)                        (406)
                      --------------               --------------               --------------               --------------




                             (78,083)                     (95,077)                          --                           --
                              67,260                           --                       37,858                       53,375
                      --------------               --------------               --------------               --------------
                             (10,823)                     (95,077)                      37,858                       53,375

                          (1,312,574)                  (1,635,103)                      80,892                      128,677
                      --------------               --------------               --------------               --------------
                          (1,323,397)                  (1,730,180)                     118,750                      182,052
                      --------------               --------------               --------------               --------------


                        $ (1,329,525)                $ (1,732,793)              $      118,357                $     181,646
                      ==============               ==============               ==============               ==============


                   See Notes to Financial Statements.                   Page 29

FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 FIRST TRUST                       FIRST TRUST
                                                                              DOW JONES SELECT                     MORNINGSTAR(R)
                                                                                  MICROCAP                      DIVIDEND LEADERS(SM)
                                                                               INDEX(SM) FUND                        INDEX FUND
                                                               ----------------------------------------------   -------------------
                                                                                                                  For the Period
                                                                       For the Six        For the Period          March 9, 2006*
                                                                      Months ended      September 27, 2005*           through
                                                                      June 30, 2006           through              June 30, 2006
                                                                       (Unaudited)       December 31. 2005           (Unaudited)
                                                                  -------------------------------------------    -------------------
OPERATIONS:
      Net investment income/(loss)...............................  $        47,359       $       41,212           $       310,762
      Net realized gain/(loss) of investments....................        4,210,567             (107,136)                  110,800
      Net change in unrealized appreciation/(depreciation)
           on investments........................................       (1,523,490)             923,289                   311,248
                                                                    --------------       --------------            --------------
      Net increase/(decrease) in net assets resulting
           from operations.......................................        2,734,436              857,365                   732,810
                                                                    --------------       --------------            --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income............................................          (60,030)             (31,372)                 (300,000)
                                                                    --------------       --------------            --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold........................................       22,963,415           38,665,947                36,671,910
Value of shares repurchased......................................      (36,586,760)                  --                (6,124,514)
                                                                    --------------       --------------            --------------
Net increase/(decrease) in net assets resulting from
      shareholder transactions...................................      (13,623,345)          38,665,947                30,547,396
                                                                    --------------       --------------            --------------

Net increase/(decrease) in net assets............................      (10,948,939)          39,491,940                30,980,206

NET ASSETS:
      Beginning of Period........................................       39,491,940                   --                        --
                                                                    --------------       --------------            --------------
      End of Period..............................................      $28,543,001          $39,491,940               $30,980,206
                                                                    ==============       ==============            ==============
      Undistributed net investment income/(loss) at end
           of period.............................................    $      (2,837)              $9,834                   $10,762
                                                                    ==============       ==============            ==============

CHANGES IN SHARES OUTSTANDING:
      Shares sold................................................        1,050,000            1,905,000                 1,800,002
      Shares repurchased.........................................       (1,650,000)                  --                  (300,000)
      Shares outstanding, beginning of period....................        1,905,000                   --                        --
                                                                    --------------       --------------            --------------
      Shares outstanding, end of period..........................        1,305,000            1,905,000                 1,500,002
                                                                    ==============       ==============            ==============


*  Inception date.


Page 30                       See Notes to Financial Statements.

                               First Trust             First Trust             First Trust             First Trust
        First Trust             NASDAQ-100             NASDAQ-100-                Amex(R)                Dow Jones
          IPOX-100            Equal Weighted         Technology Sector        Biotechnology              Internet
        Index Fund             Index(SM) Fund         Index(SM) Fund            Index Fund            Index(SM) Fund
     -----------------       ----------------        -----------------       ----------------       ------------------
      For the Period           For the Period          For the Period          For the Period         For the Period
      April 12, 2006*          April 19, 2006*         April 19, 2006*          June 19, 2006*         June 19, 2006*
         through                  through                  through                through                through
      June 30, 2006            June 30, 2006            June 30, 2006           June 30, 2006          June 30, 2006
       (Unaudited)              (Unaudited)              (Unaudited)             (Unaudited)            (Unaudited)
     -----------------       ----------------        -----------------       ----------------       ------------------

       $       4,768           $      (6,128)          $      (2,613)          $        (393)         $        (406)
            (423,816)                (10,823)                (95,077)                 37,858                 53,375

            (858,144)             (1,312,574)             (1,635,103)                 80,892                128,677
       -------------           -------------           -------------           -------------          -------------

          (1,277,192)             (1,329,525)             (1,732,793)                118,357                181,646
       -------------           -------------           -------------           -------------          -------------


                  -                        -                       -                       -                      -
       -------------           -------------           -------------           -------------          -------------


          32,186,135              24,440,215              14,969,336               4,022,537              4,056,355
          (7,575,471)             (1,904,195)                      -              (1,022,497)            (1,056,315)
       -------------           -------------           -------------           -------------          -------------

          24,610,664              22,536,020              14,969,336               3,000,040              3,000,040
       -------------           -------------           -------------           -------------          -------------

          23,333,472              21,206,495              13,236,543               3,118,397              3,181,686


                   -                       -                       -                       -                      -
       -------------           -------------           -------------           -------------          -------------
       $  23,333,472           $  21,206,495           $  13,236,543            $  3,118,397           $  3,181,686
       =============           =============           =============           =============          =============

       $       4,768           $      (6,128)          $      (2,613)           $       (393)          $       (406)
       =============           =============           =============           =============          =============


           1,600,002               1,250,002                 750,002                 200,002                200,002
            (400,000)               (100,000)                      -                 (50,000)               (50,000)
                   -                       -                       -                       -                      -
       -------------           -------------           -------------           -------------          -------------
           1,200,002               1,150,002                 750,002                 150,002                150,002
       =============           =============           =============           =============          =============


                      See Notes to Financial Statements.                Page 31

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

                                                                              FOR THE                       FOR THE PERIOD
                                                                          SIX MONTHS ENDED                SEPTEMBER 27, 2005*
                                                                            JUNE 30, 2006                       THROUGH
                                                                             (UNAUDITED)                   DECEMBER 31, 2005
                                                                     ---------------------------      ---------------------------

Net asset value, beginning of period                                       $       20.73                   $       20.00
                                                                           ---------------                 ---------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income**                                                             0.04                            0.03
Net realized and unrealized gain on investments                                     1.15                            0.72
                                                                           ---------------                 ---------------
Total from investment operations                                                    1.19                            0.75
                                                                           ---------------                 ---------------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:

Net investment income                                                              (0.05)                          (0.02)
                                                                           ---------------                 ---------------
Net asset value, end of period                                             $       21.87                   $       20.73
                                                                           ===============                 ===============

TOTAL RETURN ***                                                                     5.73%                           3.74%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                                       $       28,543                   $      39,492
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets +                                        0.60%                           0.60%
Ratio of total expenses to average net assets +                                      1.15%                           1.44%
Ratio of net investment income to average net assets +                               0.33%                           0.51%
Portfolio turnover rate ++                                                              2%                              6%



FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND

                                                                                                            FOR THE PERIOD
                                                                                                            MARCH 9, 2006*
                                                                                                                THROUGH
                                                                                                       JUNE 30, 2006 (UNAUDITED)
                                                                                                   --------------------------------

Net asset value, beginning of period                                                                       $       20.00
                                                                                                           ---------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income**                                                                                             0.21
Net realized and unrealized gain on investments                                                                     0.64
                                                                                                           ---------------
Total from investment operations                                                                                    0.85
                                                                                                           ---------------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:

Net investment income                                                                                      $       (0.20)
                                                                                                           ---------------
Net asset value, end of period                                                                             $       20.65
                                                                                                           ===============

TOTAL RETURN ***                                                                                                    4.27%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                                                                       $      30,980
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets +                                                                       0.45%
Ratio of total expenses to average net assets +                                                                     1.14%
Ratio of net investment income to average net assets +                                                              3.60%
Portfolio turnover rate ++                                                                                             9%


*     Inception date.
**    Based on average shares outstanding.
*** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
+     Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


Page 32                       See Notes to Financial Statements.

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST IPOX-100 INDEX FUND

                                                                                                            FOR THE PERIOD
                                                                                                            APRIL 12, 2006*
                                                                                                                THROUGH
                                                                                                       JUNE 30, 2006 (UNAUDITED)
                                                                                                   --------------------------------

Net asset value, beginning of period                                                                       $       20.00
                                                                                                           ---------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income**                                                                                             0.00 (a)
Net realized and unrealized loss on investments                                                                    (0.56)
                                                                                                           ---------------
Total from investment operations                                                                                   (0.56)
                                                                                                           ---------------

Net asset value, end of period                                                                             $       19.44
                                                                                                           ===============

TOTAL RETURN ***                                                                                                   (2.80)%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                                                                       $      23,333
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets +                                                                       0.60%
Ratio of total expenses to average net assets +                                                                     1.29%
Ratio of net investment income to average net assets +                                                              0.10%
Portfolio turnover rate ++                                                                                            10%



FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

                                                                                                            FOR THE PERIOD
                                                                                                            APRIL 19, 2006*
                                                                                                                THROUGH
                                                                                                       JUNE 30, 2006 (UNAUDITED)
                                                                                                   --------------------------------

Net asset value, beginning of period                                                                       $       20.00
                                                                                                           ---------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss**                                                                                              (0.01)
Net realized and unrealized loss on investments                                                                    (1.55)
                                                                                                           ---------------
Total from investment operations                                                                                   (1.56)
                                                                                                           ---------------

Net asset value, end of period                                                                             $       18.44
                                                                                                           ===============

TOTAL RETURN ***                                                                                                   (7.80)%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                                                                       $      21,206
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets +                                                                       0.60%
Ratio of total expenses to average net assets +                                                                     1.62%
Ratio of net investment loss to average net assets +                                                              (0.19)%
Portfolio turnover rate ++                                                                                             0%


*     Inception date.
**    Based on average shares outstanding.
*** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
+     Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)   Amount represents less than $0.01 per share.


                      See Notes to Financial Statements.                Page 33

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND

                                                                                                            FOR THE PERIOD
                                                                                                            APRIL 19, 2006*
                                                                                                                THROUGH
                                                                                                       JUNE 30, 2006 (UNAUDITED)
                                                                                                   --------------------------------

Net asset value, beginning of period                                                                       $       20.00
                                                                                                           ---------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss**                                                                                              (0.00) (a)
Net realized and unrealized loss on investments                                                                    (2.35)
                                                                                                           ---------------
Total from investment operations                                                                                   (2.35)
                                                                                                           ---------------

Net asset value, end of period                                                                             $       17.65
                                                                                                           ===============

TOTAL RETURN ***                                                                                                  (11.75)%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                                                                       $      13,237
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets +                                                                       0.60%
Ratio of total expenses to average net assets +                                                                     1.92%
Ratio of net investment loss to average net assets +                                                              (0.11)%
Portfolio turnover rate ++                                                                                             6%



FIRST TRUST AMEX(R) BIOTECHNOLOGY INDEX FUND

                                                                                                            FOR THE PERIOD
                                                                                                            JUNE 19, 2006*
                                                                                                                THROUGH
                                                                                                       JUNE 30, 2006 (UNAUDITED)
                                                                                                   --------------------------------

Net asset value, beginning of period                                                                       $       20.00
                                                                                                           ---------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss**                                                                                              (0.00) (a)
Net realized and unrealized gain on investments                                                                     0.79
                                                                                                           ---------------
Total from investment operations                                                                                    0.79
                                                                                                           ---------------

Net asset value, end of period                                                                             $       20.79
                                                                                                           ===============

TOTAL RETURN ***                                                                                                     3.95%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                                                                       $       3,118
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets +                                                                       0.60%
Ratio of total expenses to average net assets +                                                                     6.81%
Ratio of net investment loss to average net assets +                                                              (0.60)%
Portfolio turnover rate ++                                                                                             0%


*     Inception date.
**    Based on average shares outstanding.
*** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
+     Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)   Amount represents less than $0.01 per share.


Page 34                       See Notes to Financial Statements.

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND

                                                                                                            FOR THE PERIOD
                                                                                                            JUNE 19, 2006*
                                                                                                                THROUGH
                                                                                                       JUNE 30, 2006 (UNAUDITED)
                                                                                                   --------------------------------

Net asset value, beginning of period                                                                       $       20.00
                                                                                                           ---------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss**                                                                                              (0.00) (a)
Net realized and unrealized gain on investments                                                                     1.21
                                                                                                           ---------------
Total from investment operations                                                                                    1.21
                                                                                                           ---------------

Net asset value, end of period                                                                             $       21.21
                                                                                                           ===============

TOTAL RETURN ***                                                                                                     6.05%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                                                                       $       3,182
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets +                                                                       0.60%
Ratio of total expenses to average net assets +                                                                     6.60%
Ratio of net investment loss to average net assets +                                                              (0.60)%
Portfolio turnover rate ++                                                                                             0%


*     Inception date.
**    Based on average shares outstanding.
*** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
+     Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)   Amount represents less than $0.01 per share.


                      See Notes to Financial Statements.                Page 35

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                            JUNE 30, 2006 (UNAUDITED)

                                 1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of seven funds:

First Trust Dow Jones Select MicroCap Index(SM) Fund - (AMEX ticker "FDM")
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund - (AMEX ticker "FDL") First Trust IPOX-100 Index Fund - (AMEX ticker "FPX")
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund - (NASDAQ ticker "QQEW") First Trust NASDAQ-100-Technology Sector Index(SM) Fund - (NASDAQ ticker "QTEC") First Trust Amex(R) Biotechnology Index Fund - (AMEX ticker "FBT")
First Trust Dow Jones Internet Index(SM) Fund - (AMEX ticker "FDN")

Each fund represents a separate series of beneficial interest in the Trust (the "Fund" or "Funds"). The Funds' shares are listed and traded on the American Stock Exchange ("AMEX") except for the First Trust NASDAQ-100 Equal Weighted Index(SM) Fund and the First Trust NASDAQ-100-Technology Sector Index(SM) Fund, which are listed and traded on The NASDAQ Stock Market, Inc. ("NASDAQ(R)"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following equity indices:

FUND                                                              INDEX
First Trust Dow Jones Select MicroCap Index(SM) Fund              The Dow Jones Select MicroCap Index(SM)
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund        Morningstar(R) Dividend Leaders(SM) Index
First Trust IPOX-100 Index Fund                                   IPOX-100 U.S. Index
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund              NASDAQ-100 Equal Weighted Index(SM)
First Trust NASDAQ-100-Technology Sector Index(SM) Fund           NASDAQ-100-Technology Sector Index(SM)
First Trust Amex(R) Biotechnology Index Fund                      Amex(R) Biotechnology Index(SM)
First Trust Dow Jones Internet Index(SM) Fund                     Dow Jones Internet Composite Index(SM)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund determines the NAV of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ(R) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ(R) are valued at the NASDAQ(R) Official Closing Price as determined by NASDAQ(R). Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ(R), are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                            JUNE 30, 2006 (UNAUDITED)

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

The Funds may hold publicly-traded master limited partnerships. Distributions from such investments may include a return of capital component.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

C. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of the Funds, if any, are declared and paid semi-annually, except for First Trust Morningstar(R) Dividend Leaders(SM) Index Fund, which declares and pays quarterly, or as the Board of Trustees may determine from time to time. Distributions of net capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of distributions paid during the period ended December 31, 2005 was as follows:

                                                       Distributions paid from:
                                                            Ordinary Income
                                                       ------------------------
First Trust Dow Jones Select MicroCap Index(SM) Fund             $31,372

As of December 31, 2005, the components of distributable earnings on a tax basis for the First Trust Dow Jones Select MicroCap Index(SM) Fund were as follows:

                Undistributed Ordinary Income          $ 10,469
                Net Unrealized Appreciation            $855,240

D. INCOME TAXES

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of their net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. First Trust Dow Jones Select MicroCap Index(SM) Fund has already met the requirements to qualify as a regulated investment company and intends to continue to qualify.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. During the period ended December 31, 2005, First Trust Dow Jones Select MicroCap Index(SM) Fund incurred and elected to defer post-October losses in the amount of $39,717.

E. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to that Fund. General expenses of the Trust are allocated to all the Funds based upon the average net assets of each Fund. First Trust Advisors L.P. ("First Trust") has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                            JUNE 30, 2006 (UNAUDITED)

FUNDS                                                              LICENSOR
First Trust Dow Jones Select MicroCap Index(SM) Fund               Dow Jones & Company, Inc.
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund         Morningstar, Inc.
First Trust IPOX-100 Index Fund                                    IPOX Schuster LLC
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund               The NASDAQ Stock Market, Inc.
First Trust NASDAQ-100-Technology Sector Index(SM) Fund            The NASDAQ Stock Market, Inc.
First Trust Amex(R) Biotechnology Index Fund                       American Stock Exchange
First Trust Dow Jones Internet Index(SM) Fund                      Dow Jones & Company, Inc.

The license agreements allow for the use by First Trust of certain trademarks and trade names of the Licensors. The Funds are sub-licensees to the applicable license agreements.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust (or the "Advisor") is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Funds pursuant to Investment Management Agreements. First Trust is responsible for the selection and ongoing monitoring of the securities in the Funds' portfolios and certain other services necessary for the management of the Funds. For these services, First Trust is entitled to a monthly fee calculated at the following annual rates:

                                                                  % of Average
                                                                Daily Net Assets
                                                                ----------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                   0.50%
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund             0.30%
First Trust IPOX-100 Index Fund                                        0.40%
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                   0.40%
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                0.40%
First Trust Amex(R) Biotechnology Index Fund                           0.40%
First Trust Dow Jones Internet Index(SM) Fund                          0.40%

The Trust and the Advisor have entered into an Excess Expense Agreement in which the Advisor has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% (or 0.45% in the case of the Morningstar(R) Dividend Leaders(SM) Index Fund) of average daily net assets per year (the "Expense Cap"). Each Fund's Expense Cap will be in effect for at least two years from its inception date. Expenses borne by the Advisor are subject to reimbursement by the Funds up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Funds if it would result in the Funds exceeding their Expense Cap.

For the period ended June 30, 2006, the advisory fee waivers and reimbursement of expenses (in order to maintain the expense limitations) were as follows:

                                                                 Advisory Fee Waivers       Expense Reimbursements
                                                                 --------------------       ----------------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                   $  71,383                  $    6,747
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund                25,901                      33,618
First Trust IPOX-100 Index Fund                                           19,413                      14,144
First Trust NASDAQ - 100 Equal Weighted Index(SM) Fund                    13,111                      20,445
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                    9,662                      22,200
First Trust Amex(R) Biotechnology Index Fund                                 262                       3,808
First Trust Dow Jones Internet Index(SM) Fund                                270                       3,785

The Bank of New York is the administrator, custodian, fund accountant and transfer agent for each Fund.

The Trust pays each Trustee who is not an officer or employee of First Trust or any of its affiliates an annual retainer of $10,000 which includes compensation for all board and committee meetings. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                            JUNE 30, 2006 (UNAUDITED)

Effective June 12, 2006, the Board of Trustees of the Fund unanimously appointed Robert F. Keith to the Board of Trustees and as a member of the Fund's Audit Committee, Valuation Committee and Nominating and Governance Committee.

4. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2006, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

                                                                   Purchases              Sales
                                                                   ---------              ------
  First Trust Dow Jones Select MicroCap Index(SM) Fund            $   908,699          $   556,240
  First Trust Morningstar(R) Dividend Leaders(SM) Index Fund        2,766,367            2,706,913
  First Trust IPOX-100 Index Fund                                   2,485,943            2,168,458
  First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                 72,691              717,819
  First Trust NASDAQ-100-Technology Sector Index(SM) Fund             768,250              829,314
  First Trust Amex(R) Biotechnology Index Fund                         35,845                   --
  First Trust Dow Jones Internet Index(SM) Fund                            --                   --


For the period ended June 30, 2006, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

                                                                    Purchases             Sales
                                                                    ---------             -----
  First Trust Dow Jones Select MicroCap Index(SM) Fund            $ 22,811,776        $ 36,532,921
  First Trust Morningstar(R) Dividend Leaders(SM) Index Fund        39,924,076           9,485,319
  First Trust IPOX-100 Index Fund                                   31,580,989           7,302,038
  First Trust NASDAQ-100 Equal Weighted Index(SM) Fund              24,448,537           1,285,560
  First Trust NASDAQ-100-Technology Sector Index(SM) Fund           15,019,756                  --
  First Trust Amex(R) Biotechnology Index Fund                       3,894,950           1,026,710
  First Trust Dow Jones Internet Index(SM) Fund                      4,042,982           1,057,554

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

As of June 30, 2006, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/depreciation on investments were as follows:

                                                                                   Net
                                                                                Unrealized
                                                                               Appreciation/   Gross Unrealized    Gross Unrealized
                                                                Cost           Depreciation      Appreciation        Depreciation
                                                          ----------------   ----------------  ----------------    ----------------
First Trust Dow Jones Select MicroCap Index(SM) Fund         $ 29,115,382        $   (600,201)     $ 1,188,822         $(1,789,023)
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund     30,609,011             311,248          565,967            (254,719)
First Trust IPOX-100 Index Fund                                24,172,620            (858,144)         450,342          (1,308,486)
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund           22,507,025          (1,312,574)         393,442          (1,706,016)
First Trust NASDAQ-100-Technology Sector Index(SM) Fund        14,863,614          (1,635,103)         111,840          (1,746,943)
First Trust Amex(R) Biotechnology Index Fund                    2,941,944             80,892           111,586             (30,694)
First Trust Dow Jones Internet Index(SM) Fund                   3,038,803            128,677           148,888             (20,211)

5. CAPITAL

Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transactions to the net asset value per unit of each Fund on the transaction date.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                            JUNE 30, 2006 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.


                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.


                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING APPROVAL OF ADVISORY CONTRACT FOR THE FIRST TRUST EXCHANGE-TRADED FUND

The Board of Trustees of the First Trust Exchange-Traded Fund (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Agreement") on December 12, 2005 as it applies to the First Trust Morningstar(R) Dividend Leaders(SM) Index Fund; on January 23, 2006 as it applies to the First Trust NASDAQ 100-Technology Sector Index(SM) Fund, the First Trust NASDAQ 100 Equal Weighted Index(SM) Fund and the First Trust IPOX 100 Index Fund; and on March 13, 2006 as it applies to the First Trust Amex(R) Biotechnology Index Fund and the First Trust Dow Jones Internet Index(SM) Fund (each a "Fund" and collectively, the "Funds"). For each Fund, the Agreement lasts for an initial two year term from the date that the Agreement became effective for the Fund. The Board of Trustees determined for each Fund that the Agreement is in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act") as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of trustees have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report responding to a request for information from counsel to the Independent Trustees. The report for each Fund, among other things, outlined the services to be provided by First Trust Advisors L.P. ("First Trust") (including the relevant personnel responsible for these services and their experience); the proposed advisory fee as compared to fees charged by investment advisers to comparable funds and as compared to fees charged to other First Trust clients; estimated expenses of the Fund as compared to those of comparable funds; the nature of expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on First Trust; fall out benefits to First Trust and First Trust Portfolios L.P.; and a summary of First Trust's compliance program. The Independent Trustees also met separately with their independent legal counsel with respect to each Fund to discuss the information provided by First Trust. The Board also applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreement for each Fund, the Board considered the nature, extent and quality of services to be provided under the Agreement, and noted that First Trust employees provide management services to other series of the Trust and to other investment companies in the First Trust complex with diligence and care. The Board also considered the compliance program that had been developed by First Trust and the skills of its employees who would be working with the Funds. It also considered the efforts expended by First Trust in organizing the Trust and making arrangements for entities to provide services to the Funds. Since each Fund is newly organized, the Board did not consider investment performance of the Funds, but the Board did consider the performance of the applicable index for each Fund. The Board concluded it was comfortable that First Trust had the capabilities and resources to oversee the operations of each Fund, including the services to be provided by other service providers.

For the First Trust Morningstar(R) Dividend Leaders(SM) Index Fund, the Board reviewed information compiled by Lipper Inc., an independent source, showing the advisory fee and estimated expense ratio of the Fund as compared to those of a peer group selected by First Trust and as compared to a peer group selected by Lipper Inc., each of which consisted of "similar" funds. The Trustees considered certain limitations in the comparability of the funds in both peer groups. They noted that the First Trust peer group for the Fund consisted solely of other exchange-traded funds ("ETFs") and they noted, in particular, the trend towards somewhat higher advisory fees charged for ETFs for which the underlying portfolio is rebalanced more frequently due to the complexity of the index. The Board discussed with representatives of Lipper Inc. and First Trust who attended

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                            JUNE 30, 2006 (UNAUDITED)


the December 12, 2005 meeting certain differences between the Fund and the other comparable funds. The Board noted the services to be provided by First Trust to the Fund for the annual advisory fee of 0.30% of the Fund's average daily net assets. The Board noted that the proposed advisory fee for the Fund was above the median of the advisory fees of the comparable funds selected by Lipper Inc., but was lower than those of similar ETFs using complex indices. The Board also considered that First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, trading expenses, taxes and extraordinary expenses) from exceeding 0.45% of average daily net assets per year for two years.

For each Fund other than the First Trust Morningstar(R) Dividend Leaders(SM) Index Fund, the Trustees reviewed information showing the advisory fee and estimated expense ratio as compared to those of a peer group selected by First Trust. They noted that the peer group for each Fund consisted solely of other ETFS with characteristics similar to the Fund's, including an ETF or ETFs for which the underlying portfolio is rebalanced more frequently than annually due to the complexity of the index. For the First Trust AMEX(R) Biotechnology Index Fund, the Board also noted that two funds in the peer group had operated for less than a year. The Board considered certain limitations in the comparability of the funds in each peer group. The Board noted the services to be provided by First Trust to each Fund for the annual advisory fee of 0.40% of the Fund's average daily net assets and that the proposed advisory fee for each Fund was below the median of the advisory fees of the Fund's peer group. The Board also considered that First Trust has agreed to waive fees and/or pay expenses for each Fund to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year for two years.

For all Funds, the Trustees noted that expenses borne by First Trust are proposed to be subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding its expense cap, or if the expense cap is no longer in effect, would result in the Fund exceeding an expense ratio equal to its most recent expense cap. The Board considered the fees charged by First Trust to funds with investment objectives and policies similar to the Funds', noting that those fees generally were higher, except for those funds for which First Trust served as sub adviser, for which the annual fee usually was 0.35% of average daily net assets, and the Board noted First Trust's statement that the services provided to these funds may not be comparable to those to be provided to the Funds. In light of nature, extent and quality of services to be provided to each Fund under the Agreement, and in light of First Trust's agreement to waive fees and/or pay each Fund's expenses for at least two years up to the expense cap, the Board determined for each Fund that the investment advisory fee was fair and reasonable.

Finally, the Board noted First Trust's commitment to attempt to analyze whether economies of scale can be realized as each Fund's assets increase and operations experience is accumulated, and noted that First Trust intended to continue to make investments in infrastructure and personnel. The Board took the costs to be borne by First Trust in connection with its services to be performed under the Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Agreement to First Trust for each Fund, but had agreed to cap each Fund's expenses for two years. The Board considered that First Trust had identified as a fall out benefit to First Trust and First Trust Portfolios L.P. their exposure to investors and brokers who, in the absence of the Funds or other funds of the Trust, may have had no dealings with First Trust. The Board also noted that First Trust would not utilize soft dollars in connection with its management of each Fund's portfolio.

After discussion of the Agreement for each Fund, the Board of Trustees, including the Independent Trustees, concluded that First Trust had the capabilities, resources and personnel necessary to manage each Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded unanimously that it was in the best interests of each Fund to approve the Agreement. No single factor was determinative in the Board's analysis.

--------------------------------
FIRST TRUST EXCHANGE-TRADED FUND
--------------------------------


INVESTMENT ADVISOR               ADMINISTRATOR, CUSTODIAN, FUND      INDEPENDENT REGISTERED       LEGAL COUNSEL
First Trust Advisors L.P.        ACCOUNTANT & TRANSFER AGENT         PUBLIC ACCOUNTANT            Chapman and Cutler LLP
1001 Warrenville Road            The Bank of New York                Deloitte & Touche LLP        111 W. Monroe Street
Lisle, IL 60532                  101 Barclay Street                  111 S.  Wacker Drive         Chicago, IL  60603
                                 New York, NY 10286                  Chicago, IL  60606

--------------------------------------------------------------------------------

YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT 1-800-621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE PARTICULAR FUND. READ IT CAREFULLY BEFORE YOU INVEST.

FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST
EXCHANGE-TRADED FUND.

RISK CONSIDERATIONS:

Each Fund's shares will change in value, and you could lose money by investing in a Fund. An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the shares' net asset value. Unlike shares of open-end mutual funds, investors are generally not able to purchase ETF shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of shares called creation units can be purchased from, or redeemed to, the Fund.

The First Trust Dow Jones Select MicroCap Index(SM) Fund will invest in micro-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, may be less liquid, and may experience greater price volatility than larger, more established companies

The First Trust Morningstar(R) Dividend Leaders(SM) Index Fund and the First Trust IPOX-100 Index Fund may be concentrated in stocks of companies in individual sectors. You should be aware that an investment in a portfolio which is concentrated in a particular sector involves additional risks, including limited diversification.

The First Trust IPOX-100 Index Fund, the First Trust Amex(R) Biotechnology Index Fund and the First Trust Dow Jones Internet Index(SM) Fund will invest in small-cap companies and are subject to additional risks, as the share prices of small-cap companies are often more volatile than those of larger companies.

The First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, the First Trust NASDAQ-100-Technology Sector Index(SM) Fund and the First Trust Dow Jones Internet Index(SM) Fund are concentrated in stocks of companies in the technology sector. You should be aware that an investment in a portfolio which is concentrated in a particular sector involves additional risks, including limited diversification. The companies engaged in the technology sector are subject to fierce competition and high research and development costs, and their products and services may be subject to rapid obsolescence.

The First Trust Amex(R) Biotechnology Index Fund is concentrated in stocks of companies in the biotechnology sector. You should be aware that an investment in a portfolio which is concentrated in a particular sector involves additional risks, including limited diversification. The companies engaged in the biotechnology sector are subject to fierce competition, substantial research and development costs, governmental regulations and pricing constraints, and their products and services may be subject to rapid obsolescence.


           NOT FDIC INSURED    NOT BANK GUARANTEED    MAY LOSE VALUE

--------------------------------------------------------------------------------

Back Cover

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust Exchange-Traded Fund

By: /s/ James A. Bowen
    --------------------------------

Name:    James A. Bowen

Title:   Chairman of the Board, President and Chief Executive Officer

Date:    August 23, 2006



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James A. Bowen
    --------------------------------

Name:    James A. Bowen

Title:   Chairman of the Board, President and Chief Executive Officer

Date:    August 23, 2006



By: /s/ Mark R. Bradley
    --------------------------------

Name:    Mark R. Bradley

Title:   Treasurer, Controller, Chief Financial Officer and
         Chief Accounting Officer

Date:    August 23, 2006